Exception Grades
Run Date - 10/4/2019 2:34:34 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
207899050	XXX	494947351				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-18): Received CDA within tolerance Buyer Comment (2019-09-18): Attached please find CDA	09/18/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899050	XXX	494947351				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $500,000 is insufficient to cover 80% of estimated cost to rebuild per the Appraisal of XXX resulting in a Coverage Shortfall of $26,080. Replacement cost from the insurer to determine Coverage amount of $500,000 is sufficient was not provided.			Reviewer Comment (2019-09-16): Received Buyer Comment (2019-09-13): Disagree - Hazard insurance policy in the file shows Dwelling Coverage of $674,730.00 Policy XXX along with the Wind Policy that shows the Dwelling Coverage of $654,200 Policy XXX - both policies have been provided again.	09/16/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899053	XXX	494916638				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $201,164 is insufficient to cover the estimated cost to rebuild per the Appraisal of XXX resulting in a Coverage Shortfall of $33,206. Replacement cost from the insurer to determine Coverage amount of $201,164 is sufficient was not provided.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-18): Disagree - See attached Insurance Declaration showing Dwelling Replacement cost as Y along with the Replacement Cost Estimate.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899053	XXX	494916638				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___ ___	v			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-17): Disagree: Please see the attached documentation for the REO Property. XXX- Departure property- Free and Clear- no insurance, tax cert provided along with property profile to document the HOA dues. XXX - Insurance, Taxes, and first payment letter. Leases provided for both properties.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899055	XXX	494913175				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $250,000 is insufficient to cover loan amount of XXX resulting in a Coverage Shortfall of $65,000. Replacement cost from the insurer to determine Coverage amount of $250,000 is sufficient was not provided.			Reviewer Comment (2019-09-18): Recieved RCE Buyer Comment (2019-09-18): Please find attached the Replacement Cost Estimator form the Insurance company.	09/18/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899055	XXX	494913175				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899059	XXX	494903478				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided					Reviewer Comment (2019-09-19): Received Single Family Comparable Rent Schedule. Buyer Comment (2019-09-19): Disagree. Attached is a copy of Form 1007, Single Family Comparable Rent Schedule, that was in the file.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899062	XXX	494898013				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		For property XXX- Primary Residence PITI is higher than reflected on AUS due to escrow shortage reflected on Statement. No evidence of borrower paying shortage to keep lower monthly payment.
Reviewer Comment (2019-09-25): Updated AUS reflecting use of subject rent and corrected primary payment received.

Buyer Comment (2019-09-23): Agree that primary housing payment with XXX for XXX was understated at $2,845, when the primary housing payment is $3,230 (XXX $3,180 plus $50 HOA payment). XXX is the mortgage secured against XXX and is offset by rental income from 1040's. Borrowers were qualified with the full payment of subject property, yet appraisal contains Form 1007 Single Family Comparable Rent Schedule. When rental income is considered to offset the subject property payment, the subject negative cash flow decreases from $1,440.08 as per AUS to $389.50 based on 75% of market rent as per form 1007. This is a purchase transaction and property is vacant, so no lease is available or would be required. Based on revised total expense payment of $4,873.69 derived from using the higher primary housing payment of $3,230, subject negative cash flow of $389.50, negative net rent from XXX property of $129.61 and credit report debts of $459, the DTI ratio decreases from 48.98% to 42.29%. AUS Findings updated with revised data with loan retaining approve/eligible response and resolves the issue. Attached is copy of form 1007 to support use of rental income for subject property and updated AUS findings with data corrections.

															09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899063	XXX	494896000				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with one valuation, however two will be required for securitization			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899064	XXX	494895916				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA Reviewer Comment (2019-09-19): The CU Score on the this file is 2.7. Buyer Comment (2019-09-19): Disagree, Per XXX's practice for Agency Loans pooled for Securitization that have a CU score of 2.5 or less, do not require a Collateral Desktop Analysis.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899066	XXX	494892156				Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	The borrower XXX indicated on the 1003 in the declarations that he intended to occupy the property as the primary residence.
Reviewer Comment (2019-09-23): Received

Buyer Comment (2019-09-20): Updated Response: Agree: The 1003 Section VIII Declarations reflect that the borrower intends to occupy the property.  The box was marked in error.  The transaction is a cash out refinance of an Investment.  Property closed as an investment therefore there is no additional risk.  Please see the attached updated 1003.

Buyer Comment (2019-09-20): Agree:  The 1033 Section VIII Declarations reflects that the borrower intends to occupy the property.  The box was marked in error.  The transaction is a cash out refinance of an Investment.  The property is reflected on their tax returns. Property closed as an investment therefore there is no additional risk.  Please see the attached updated 1003.

															09/23/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899068	XXX	494890372				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		This loan was approved with 1 valuation, however two will be required fro securitization			Reviewer Comment (2019-09-26): Received Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	A	A	A	A	C	A	N/A	N/A	No
207899069	XXX	494886099				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): Received Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899076	XXX	494879286				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899077	XXX	494877677				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-27): CDA supporting value provided. Buyer Comment (2019-09-25): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899077	XXX	494877677				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		The AUS and the 1008 do not appear to include the new negative rental income amount as a result of the simultaneous cash-out refinance of a 2nd investment property.			Reviewer Comment (2019-09-27): Updated AUS received. Buyer Comment (2019-09-24): Agree: Please see the updated AUS with the updated AUS using rental loss - $386.89 for property XXX. Schedule E was used for calculation the rental income. Calculation Total $8386/12= $693.83- PITIA (new refi) $1080.72= -$386.88. Please see the updated AUS Findings, 1003, 1008 and REO documents.	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899078	XXX	494877524				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The verbal verification of employment required by DU Findings is not found in the loan images.			Reviewer Comment (2019-09-30): Received VVOE within 10 days of Note date. Buyer Comment (2019-09-26): Please see the attached VVOE.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899079	XXX	494876835				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899081	XXX	494876304				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA supporting value provided Buyer Comment (2019-09-25): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899081	XXX	494876304				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	-	Subject transaction is for a refinance of an investment property, however, appraisal reflects subject is owner occupied.
Reviewer Comment (2019-09-27): Updated appraisal correcting occupancy provided.

Buyer Comment (2019-09-27): Please see the updated appraisal which shows that a tenant occupies the property.

Buyer Comment (2019-09-24): Agree that the appraisal reflects that the borrower occupies the property however the bank statements address aligns with the address on the application,  It appears that the borrowers live at the address XXX.  Also please see the lease agreement which reflects that the borrower rented the property out in 11/2018.  There is also a LOE regarding the address on the Driver's License which also supports the borrowers live at their current address.  Please see the attached bank statement, lease and LOE.

															09/27/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899083	XXX	494876214				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899083	XXX	494876214				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Primary PITI is $1,984.54/month vs $813.02 that is reflected on AUS
Reviewer Comment (2019-10-01): Agree - borrower is not obligated to mortgage loan on primary residence.  The mortgage is not reflected on borrowers credit report.  Mortgage statement provided showing spouse only on statement.  The borrower was only qualified using taxes, insurance and HOA dues for primary, which is common.

Buyer Comment (2019-09-30): Disagree that additional documentation is needed. A Mortgage Statement supporting that the borrower is not on the note has been provided. The actual copy of the note should not be required as the file contain sufficient documentation. The account does not reflect on the borrower's credit report and the mortgage statement showing that XXX is the obligor, has been provided. The borrower has other joint accounts on his credit report such as the Home Equity with XXX (see attached). The HELOC is assumed to be the account for which the borrower identified himself as a co-signor/obligor. The credit report shows a satisfactory payment history and the obligation was included in the borrower's ratio (XXX). Due to having an ownership interest in the primary residence, the borrower was qualified with taxes, insurance and HOA totaling $813.00 per month.   Please see the attached.

Reviewer Comment (2019-09-26): Per AUS Approval dated XXX per condition #11 need to confirm there is not any late payments made.  The borrower indicated he is the co-maker or endorser on another note.  Therefore, the monthly debt on the primary residence does not need to be included in DTI if lender can verify a history of documented payments on the debt by the primary obligor and ascertain that there is not a history of delinquent payments for this debt.  If including the $813.02 per month debt, need proof borrower actual contributes only $813.02 per month towards this debt and again no delinquent payments by the obligor and proof partial of this debt is paid by each party.

Buyer Comment (2019-09-24): Disagree:  The statement does not reflect that our borrower is responsible for the payment.  XXX is responsible.    The property is not reflected on the borrower's credit report.  Please see the attached statement which shows that the borrower is not responsible for the payment and the credit report further supports that the borrower is not responsible.  The taxes and insurance were included in qualifying the borrower.  The  risk has been included using the taxes/ insurance there is no additional risk.

															10/01/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899087	XXX	494874179				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899088	XXX	494871897				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899091	XXX	494870869				Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		Unable to locate CPA Letter or Access to Funds letter for business funds used as assets.
Reviewer Comment (2019-10-02): The lender completed a business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business.  This is per FNMA selling guide. Borrower is self-employed business assets is an acceptable source of funds for the down payment and closings costs, also for reserves.  Income tax returns have been evaluated, borrower is owner of business and of the account.  Account balance at the end of year is larger than account balance middle of the year.  Bank statements clearly show sufficient funds.  Agree that borrowers business will not have a negative impact if funds are used from business account.

Buyer Comment (2019-10-01): Fannie requires that the lender perform an analysis to determine if use of the funds would have a negative impact on the business. The business appears to have adequate working capital as evidenced by the deposits and withdrawals over the past three months (see page 1 of the attached). On average, the deposits exceed the withdrawals. Additional end balances can be seen on the Sch. K. The end balances can drastically vary month to month. Sch. K shows at the beginning of the year, the company had XXX as the ending balance. At year end, the balance was XXX The following year, the end balance was XXX. Use of business funds would not appear to have a negative impact on the business.  Please see the attached.

Reviewer Comment (2019-09-30): Section B3-3.2 of FNMA selling guide: When a borrower intends to use business assets as funds for the down payment, closing costs, and/or financial reserves, the lender must perform a business cash flow analysis to confirm that the withdrawal of funds for this transactions will not have a negative impact on the business.

Buyer Comment (2019-09-25): Disagree:  Please see Fannie Mae guidelines for the use of Business assets..  The CPA letter is not required

															10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899091	XXX	494870869				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		The calculated DTI of 48.42% exceeds the AUS approved DTI OF 39.49%. The Lender used $1,891.78 more in the rental income calculation.			Reviewer Comment (2019-09-30): Received updated AUS dated XXX with DTI of 45.61%. Calculated DTI is now within 3% of AUS. Buyer Comment (2019-09-25): Please see the updated AUS findings using 75% of the lease agreements.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899093	XXX	494869062				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	B	A	A	B	B	C	A	N/A	N/A	No
207899093	XXX	494869062				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower was provided with a copy of the appraisal on 6/18/2019, which is prior to the appraisal report date of 7/21/2019. Evidence borrower received a copy of the revised appraisal was not provided.			Buyer Comment (2019-09-27): Documentation in file confirms receipt of appraisal on XXX by the borrower. There was an addendum to the appraisal which is why the signature is post XXX. The Correspondent is responsible for ensuring all regulatory delivery requirements are met.			09/27/2019	2	B		XXX	Investment	Purchase		C	B	A	A	B	B	C	A	N/A	N/A	No
207899096	XXX	494865930				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		UCDP score of 2.9, secondary valuation product required.			Reviewer Comment (2019-09-26): CDA supporting value provided. Buyer Comment (2019-09-25): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899096	XXX	494865930				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Evidence of insurance is insufficient to cover the loan amount or 80% of the cost to replace new as determined by the appraiser; cost to replace new as determined by the insurer was not provided.
Reviewer Comment (2019-10-01): Received and cleared.

Buyer Comment (2019-10-01): See page 7 of 9 for information regarding replacement cost coverage.

Buyer Comment (2019-10-01): Contacted agent and they provided the following commentary in email and the attached. Attached is the verbiage for replacement cost on the policy in question for XXX location

Reviewer Comment (2019-09-26): The cost to replace new as determined by the insurer is required to support the fact that the coverage is insufficient to cover the loan amount or 80% of the cost to replace new per the appraiser. Exception remains open.

Buyer Comment (2019-09-24): Disagree with finding- The guideline is that we have to have 100% replacement cost coverage or we can use the loan amount if that is 80% of the cost to replace.   We do not ask the insurance company to provide the estimator to substantiate the endorsement on the policy or the certificate of insurance.

															10/01/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899099	XXX	494863968				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899101	XXX	494862659				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899103	XXX	494861209				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Copy of Title Commitment in file shows a loan amount of XXX			Reviewer Comment (2019-09-27): Final TItle Policy provided reflect correct amount of insurance, which is the loan amount. Buyer Comment (2019-09-26): See attached Title Policy	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899103	XXX	494861209				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Did not find a Final Title Policy in file.			Reviewer Comment (2019-09-27): Final TItle Policy provided reflect correct amount of insurance, which is the loan amount.	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899103	XXX	494861209				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Only found 1 Appraisal in file.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899105	XXX	494860264				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899111	XXX	494925610				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-18): received CDA Buyer Comment (2019-09-18): Attached please find CDA	09/18/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207899111	XXX	494925610				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Property was inspected 02/21/2019, Report was signed 04/09/2019 and the appraisal was provided to the borrower on 02/26/2019.			Buyer Comment (2019-09-23): Agree the Correspondent is required to met all delivery timeliness and regulatory requirements.			09/23/2019	2	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207899111	XXX	494925610				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Missing Master HOA Policy to verify Blanket Coverage			Reviewer Comment (2019-09-26): Received Buyer Comment (2019-09-26): Please find attached the master HOA Policy	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207899115	XXX	494873634				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The EOI reflects insufficient coverage to cover the loan amount or 80% of the cost to replace new per the appraiser; the cost to replace new per the insurer was not provided.
Reviewer Comment (2019-10-02): Received replacement cost estimator, exception cleared.

Buyer Comment (2019-10-02): See attached insurance documentation

Reviewer Comment (2019-09-30): The unpaid principal balance of the loan is greater than the insurable value, therefore 100% of the insurable value is the required coverage. The estimated cost new per the appraisal is XXX. The policy provided with extended coverage is $313,500 therefore insufficient by XXX. Please provide evidence of insurance company's replacement cost to verify sufficient coverage.

Buyer Comment (2019-09-30): The insurance policy shows extended replacement cost coverage. The borrower has replacement cost insurance coverage. See attached guideline. The replacement cost is determined by the insurer and XXX does not require a replacement cost estimator.

Reviewer Comment (2019-09-26): The cost to replace new as determined by the insurer is required to support the fact that the coverage is insufficient to cover the loan amount or 80% of the cost to replace new per the appraiser. Exception remains open.

Buyer Comment (2019-09-24): Disagree.  This property insurance has the extra replacement cost coverage endorsement. The guideline is that we have to have 100% replacement cost coverage or we can use the loan amount if that is 80% of the cost to replace.

															10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899115	XXX	494873634				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	There was no documentation to support the primary housing payment used in qualification. No information reflected on credit report. Need to validate PITI. Upon receipt and review additional conditions may appply.			Reviewer Comment (2019-10-02): Received Buyer Comment (2019-10-02): Please see the attached documentation to support the primary housing payment of $5155.00.	10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899115	XXX	494873634				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Discrepancy is due the the balance owing on the GM financial lease loan. The credit report reflects a balance due of $3016, which was for the purposes of this review included in the DTI. As such the DTI has increased by more than 3%. Evidnce the balance is paid or updated AUS required.
Reviewer Comment (2019-10-01): After further review it was confirmed the debt is aged, however is still being reported with a balance.  As such, to be conservative, XXX has used a 5% payment for the balance in lieu of evidence the balance is paid.

Buyer Comment (2019-10-01): I don't think that we need the document. That account has a Date of Last Activity of two years ago. Also, if you stress test the loan by including a payment, the ratio increases by only a half percent. This is a creditor reporting update and I don't think that most UWs would require further evidence due to the DLA being 2 years ago which means that that's a two year old balance. No sign of missed payments in the borrower's profile in over 6 years.

Disagree that AUS has to be updated and evidence of a zero balance is needed. The Date of Last Activity for this account is XXX, which suggest that the creditor has not provided updated information to show that the account is satisfied. There is no reporting to suggest that the loan is in default, collection etc. The account has been terminated for over 2 years. Based on a payment of 5%, the borrower's ratio would increase by less than .5%. The high balance was $10K with over 41 months reporting so payments are not $3k per month. The borrower earns approx. $30K per month and has over $100K in reserves. No further action should be required.

Reviewer Comment (2019-09-30): The credit report provided still reflects a balance. Evidence that the debt has been paid off was not provided. Please provide evidence of payoff to exclude the debt.

Reviewer Comment (2019-09-26): XXX agrees with XXX, the lease was terminated early and has a balance due.  The balance does not reflect a payment, and therefore the balance was included in the DTI calculation.  The balance due cannot be ignored.  Please provided an updated AUS or evidence the balance is paid to clear the exception.

Buyer Comment (2019-09-25): Disagree:  Please see the attached credit report which states that the lease has been Terminated and the remaining balance is $3016.00

															10/01/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899116	XXX	494864167				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	B	A	A	B	B	C	A	N/A	N/A	No
207899116	XXX	494864167				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The valuation was provided on 07/01/2019. The valuation was performed on 06/17/2019 and the report completed on 07/08/2019.			Buyer Comment (2019-09-25): Borrower was provided the initial appraisal within the appropriate timeframe, there was however, an addendum with the addition of the operating income statement which was signed on XXX which resulted in the signature date from the appraiser to be XXX due to the addition. Actual appraisal completed on XXX and provided to the borrowers on XXX. Loan closed XXX			09/25/2019	2	B		XXX	Investment	Purchase		C	B	A	A	B	B	C	A	N/A	N/A	No
207899119	XXX	494876620				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899119	XXX	494876620				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-				Reviewer Comment (2019-09-30): Mortgage Statement provided for both properties. Both mortgage payments reflect taxes and insurance are escrowed. Also provided tax cert, hazard insurance and copy of first page of appraisal for property XXX. PITIA have been verified for both properties. Buyer Comment (2019-09-25): Please see the attached REO documentation. Documentation was located in the file.	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899121	XXX	494868031				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		UCDP score of 3.7, secondary valuation product required.,			Reviewer Comment (2019-09-27): CDA supporting value provided. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899121	XXX	494868031				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing required mortgage statement (and insurance and tax verification documents) to determine if taxes and insurance are in escrow.			Reviewer Comment (2019-09-27): REO documentation received. Buyer Comment (2019-09-25): Disagree: Please see the attached REO documents were located in the file.	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899121	XXX	494868031				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2019-09-27): Acknowledgement of receipt of appraisal received. Buyer Comment (2019-09-24): Disagree - Acknowledgement of Receipt of Appraisal report signed XX was in the file and has been provided.	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899121	XXX	494868031				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Discrepancy due to the rental income calculation. The file was not documented with evidence the REO payments included escrows, therefore the expenses were not counted as being escrowed for this review. The result was an increased DTI calculation of 39.21%. Document the payments include escrows or provided updated DU.			Reviewer Comment (2019-09-27): Updated REO docs provided; revised DTI is within 3% of AUS value. Buyer Comment (2019-09-25): Please see the attached REO documents. Documents were located in file.	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899122	XXX	494863507				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Current mortgage statements, current property tax information not provided for DTI purposes
Reviewer Comment (2019-09-30): Two mortgage statements and property history report for borrowers primary property XXX were provided.  Also, for investment properties XXX and XXX, first page of an appraisal was provided, along with LOE in file showing PITIA, property taxes were calculated using 1.25%, Copy of Note and Closing Disclosure to verify both properties PITIA.  Property taxes for property XXX were all different amounts.  Used the amount reflected on CD, which is the highest amount and most conservative.  DTI at 46.055%, maximum 48.34%.

Buyer Comment (2019-09-24): Disagree: Please see the attached REO documentation for the properties.  Taxes were calculated using 1.25% for XXX and XXX.  The documentation was located in the file.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899123	XXX	494962529				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved wih 1 valuation, however, two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-27): See attached CDA	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899123	XXX	494962529				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of the appraisal being sent to the borrower prior to closing.			Reviewer Comment (2019-09-18): Document provided shows borrower acknowledged receipt 3 business days prior to closing Buyer Comment (2019-09-16): Disagree - Signed Certification of Receipt of Appraisal was in the file along with the Notice of Right to receive a copy of Appraisal waving the timing requirements, both have been provided again.	09/18/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899126	XXX	494944679				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		AMC tests hazard coverage in accordance with Fannie Mae, which requires coverage equal to or the lesser of the following: 1) 100% of the insurable value of the improvements, as established by the property insurer; or 2) the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
Reviewer Comment (2019-10-01): Reviewed document received which includes all pages of the policy details. As stated in response, page 9 indicates the policy has "Replacement Coverage". The dec page alone doesn't outline how the insurer defines "Replacement Coverage". In some cases this can mean full replacement cost, and in other cases it can mean replacement up to a maximum limit of liability. The inclusion of the full policy reveals on page 34 that insurer defined replacement cost in a manner that is sufficient to support adequate insurance on the property. Exception cleared.

Buyer Comment (2019-10-01): Spoke directly to the insurance company again based upon the rebuttal received stating the replacement coverage was borrower selected. This is the application and the anti -arson application not the actual policy.

The borrower name is placed at the time of application as they are unsure of who the public adjustor will be that determines the appropriate coverage.

If you go to page 9 of the actual policy it states replacement coverage.

Reviewer Comment (2019-09-30): Documentation provided reflects a replacement cost value determined by the borrower, the insurers replacement cost is required to establish sufficient coverage. The policy amount provided is not enough to cover the loan amount or 80% of the insurable value of the improvements.

Buyer Comment (2019-09-30): See attached full Policy for replacement cost.

Reviewer Comment (2019-09-25): Cost to replace new as determined by the insurer is required in the event the evidence of insurance is insufficient to cover at least 80 % of the cost to replace new per the appraisal.  Please provide to clear exception.

Buyer Comment (2019-09-23): Per investor guides replacement cost coverage is "per the insurer".  We do not ask the insurance company to provide the estimator to substantiate the endorsement on the policy or the certificate of insurance

Reviewer Comment (2019-09-19): In absence of replacement cost estimator provided by insurance company, testing defaults to appraisal for replacement cost value.  Based on the Appraisal estimate of replacement cost new, the minimum coverage would be $952,000.00. Insurance company to provide the Replacement Cost Estimator

Buyer Comment (2019-09-18): Disagree - See attached Insurance showing 100% replacement cost on dwelling.

															10/01/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899126	XXX	494944679				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation product required for securitization purposes.			Reviewer Comment (2019-09-19): Received Desk Review appraisal from Clear Capital. Value supported. Buyer Comment (2019-09-18): Attached please find CDA	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899127	XXX	494942803				Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		Missing evidence of Fraud Report			Reviewer Comment (2019-09-19): Received Fraud Report. Buyer Comment (2019-09-16): Please find attached the Fraud Guard for the file	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899129	XXX	494940952				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-18): UCDP score is below 2.5 per latest run Buyer Comment (2019-09-16): Disagree, Per XXX's practice for Agency Loans pooled for Securitization that have a CU score of 2.5 or less, do not require a Collateral Desktop Analysis.	09/18/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
207899130	XXX	494940950				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-19): CDA received. Buyer Comment (2019-09-18): Attached please find the CDA	09/19/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899131	XXX	494939881				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in XXX Provide a post-disaster inspection verifying there was no damage from Severe Storms and Flooding. The inspection must include exterior photos and the property must be re-inspected on or after 06/25/2019 end date.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-23): Please see attached Disaster Inspection	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899131	XXX	494939881				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		No UCDP score provided, secondary valuation product is required.			Reviewer Comment (2019-09-19): Received CDA. Cleared. Buyer Comment (2019-09-18): Attached please find CDA	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899131	XXX	494939881				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.
Reviewer Comment (2019-09-23): Received

Buyer Comment (2019-09-20): Attached please find confirmation of acknowledgement of receipt

Reviewer Comment (2019-09-19): Received initial appraisal disclosure and final disclosure, however evidence of the date the borrower's actually received the appraisal was not included. Condition remains.

Reviewer Comment (2019-09-19): The document provided waives the 3 day timing requirement, but the borrower is still required to be provided with a copy of the appraisal. What we're missing is proof that the borrower received a copy of the appraisal at some point up to consummation.

Buyer Comment (2019-09-17): 9/13 - See attached appraisal acknowledgement

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899131	XXX	494939881				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	FIle is missing PITI verification of the borrower's primary residence.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): See attached mortgage statement, property taxes and insurance for XXX. Reviewer Comment (2019-09-19): Received all REO documentation except for XXX. Please provide a current mortgage statement, tax and insurance information and HOA expenses (if applicable) to verify correct debt ratio calculations. Buyer Comment (2019-09-13): See attached mortgage statement, property taxes and insurance for XXX.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899131	XXX	494939881				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		File is not documented with evidence that the mortgage payments reported for XXX and XXX XXXinclude escrows. The escrows are currently captured as not being included for this review, as such the DTI is calculating as 50.60%. Upon receipt and review of the mortgage payments, the exception may be removed.			Reviewer Comment (2019-09-19): Received the majority of the REO docs. Condition cleared. Buyer Comment (2019-09-13): See attached billing statements verifying the mortgage on each XXX property is escrowed.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899131	XXX	494939881				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		File is not documented with evidence that the mortgage payments reported for XXX and XXX include escrows. The escrows are currently captured as not being included for this review, as such the DTI is calculating as 50.60%. Upon receipt and review of the mortgage payments, the exception may be removed.			Reviewer Comment (2019-09-19): REO documents received. Condition cleared. Buyer Comment (2019-09-13): See attached billing statements which confirm the mortgage on each XXX property is escrowed.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899132	XXX	494937656				Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided					Reviewer Comment (2019-09-19): Received Fraud Report, all clear. Buyer Comment (2019-09-17): Fraud Report has been uploaded.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899132	XXX	494937656				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of the appraisal being sent to the borrower prior to closing			Reviewer Comment (2019-09-16): Received	09/16/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899133	XXX	494937102				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): 9/13 - See attached Appraisal Acknowledgement	09/19/2019			1	A		XXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
207899133	XXX	494937102				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2019-09-26): Borrower signed acknowledgement at closing that appraisal was received at least 3 business days prior to closing

Buyer Comment (2019-09-26): See attached email from lender explaining the XXX application was dated in error.

Buyer Comment (2019-09-26): The signed application is XXX, the purchase agreement is dated XXX and since the application of XXX is not signed the application date is in fact XXX.

Buyer Comment (2019-09-23): See attached confirmation from borrowers at closing acknowledging that they received a copy of the appraisal 3 days prior to closing

Reviewer Comment (2019-09-19): Document is signed by B1 on XXX and B2 on XXX. App date used in diligence is XXX.

															09/26/2019			1	A		XXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
207899134	XXX	494934566				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___ ___	No documentation to verify obligations on non-subject properties provided. [XXX (primary), XXX.] Need tax information on XXX Need tax information on XXX.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-13): See attached PITI documentation for each property.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899135	XXX	494931194				Compliance	Compliance	Miscellaneous Compliance	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	Final CD reflects paid to as TBD for both the Title - Notary Fee, Verification Of Employment Fee			Buyer Comment (2019-09-22): XXX does not require a LOX in Escrow States Reviewer Comment (2019-09-20): Reviewed CD dated XXX showing the corrections to the payees in section B, however to cure, a letter to the borrower explaining the error and evidence of borrower's receipt is required. Buyer Comment (2019-09-18): Disagree - Final CD in the file dated XXX shows all fee names present. Final CD has been provided.			09/22/2019	2	B		XXX	Investment	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	N/A	N/A	Yes
207899136	XXX	494930733				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	Mortgage statement for XXX not provided to verify payment and escrows.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-16): Loan is a XXX loan with loan number XXX. Please see attached documents which support that the taxes and insurance are not included in the monthly payment however the loan was qualified using the entire PITIA in the rent loss calculation. Documentation was located in the file.	09/19/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207899137	XXX	494929440				Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial application is marked as primary residence with intent to occupy the property. During the transaction, borrowers decided to move to the subject property and turn their (now former) primary residence into a rental property.
Reviewer Comment (2019-09-20): Evidence was provided regarding borrower's decision to move into new primary. Loan closed as an investment cash out. Condition cleared.

Buyer Comment (2019-09-16): Disagree:  The borrower initially wanted to do a Cash-out refinance of primary (XXX).  During the transaction the borrower decided to move out of  the XXX) into XXX. (LOE from the processor is attached).  The borrower acquired the property from his Ex-wife who died in January.  Please see the attached Death Certificate and Beneficiary Deed that was recorded XXX.  The final application was updated to reflect the borrowers living in XXX.  According to the LOE from the processor the borrower intends to rent out XXX and was qualified with the entire payment.  The loan closed as an Investment transaction.  Please see the attached documentation to support the change of the occupancy.

															09/20/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899137	XXX	494929440				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence appraisal was provided to the borrower			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-16): Disagree - Certification of receipt of appraisal was in the file and has been provided	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899138	XXX	494928255				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	There is evidence the borrower signed the appraisal waiver but there is not evidence of when the appraisal was received by the borrower			Reviewer Comment (2019-09-16): Received	09/16/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899138	XXX	494928255				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $390,000 is insufficient to cover 80% of the Appraised value that is XXX resulting in a Coverage Shortfall of $134,000. Replacement cost from the insurer to determine Coverage amount of $390,000 is sufficient was not provided.			Reviewer Comment (2019-09-23): Received RCE, cleared	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899142	XXX	494924286				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___	Per DU Findings, 2 years' 1040s required. Only 2018 1040 is provided.
Reviewer Comment (2019-10-01): Received and cleared

Buyer Comment (2019-10-01): Please see the attached LP Approval dated XXX which only requires 1 year of tax returns.  The LP findings were ran prior to the DU Findings therefore the finding ran after closing should be acceptable.

Reviewer Comment (2019-09-30): Provided LP Approval dated XXX Freddie Mac guidelines, loan was approved using DU Approval condition #14 FNMA guidelines per 1008 in file.  Therefore, still need 2 year tax returns per FNMA Guidelines, only 2018 1040's were provided.

Buyer Comment (2019-09-26): Please see the AUS findings that were submitted prior to the DU findings which only require 1 year.

															10/01/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899142	XXX	494924286				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Buyer Comment (2019-09-20): See comment Buyer Comment (2019-09-20): Agree with finding the borrower did not definitively mark the box confirming their election/confirmation of receipt 3 days prior.			09/20/2019	2	B		XXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899143	XXX	494923944				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-26): CDA Provided, low risk 0% variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899143	XXX	494923944				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing documentation for all REO's listed on final 1003. Rental income was used for qualifying.			Reviewer Comment (2019-09-20): Received all required information. Condition cleared. Buyer Comment (2019-09-16): Documentation located in the file. Please see the attached CDs, Insurance, Taxes and appraisal for the REO properties listed on the 1003	09/20/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899144	XXX	494923919				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided		The file is missing a copy of the 1007 Comparable Rent Survey.			Reviewer Comment (2019-09-20): Cleared with guideline & estimate, in addition rental income was not used to qualify Buyer Comment (2019-09-16): Disagree: 1007 is not required. Please see Underwriting Guidelines along with LOE regarding the estimated rent.	09/20/2019			1	A		XXX	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
207899144	XXX	494923919				Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial 1003 indicated occupancy was primary. Changed Circumstance letter [D0072] indicates occupancy was changed on 05/03/2019.
Reviewer Comment (2019-09-20): Loan closed as an investment property. Condition cleared.

Buyer Comment (2019-09-17): Agree:  Initial Application does indicate that the borrower was  purchasing the property as primary residence.  However on XXX the transaction was changed to the purchase of an Investment.  The mortgage documents were updated to reflect purchase of Investment.  There is no additional risk due to the transaction was completed as an Investment transaction which is risker than an owner occupied transaction.  Please see the attached documentation that the loan closed as an Investment Transaction.

															09/20/2019			1	A		XXX	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
207899144	XXX	494923919				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Documentation is not provided verifying the obligations on the non-subject REO. [XXX (primary); XXX]			Reviewer Comment (2019-09-20): Received required documents. Condition cleared. Buyer Comment (2019-09-16): Disagree: Please see the attached REO documentation that was located in the file.	09/20/2019			1	A		XXX	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
207899145	XXX	494923701				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-10-02): CDA provided, moderate risk, 0% tolerance Buyer Comment (2019-10-01): See attached CDA	10/02/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899145	XXX	494923701				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of appraisal being sent to borrower prior to closing.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): Disagree - Certification of Receipt of Appraisal signed by all borrower's at closing was in the file and has been provided.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899146	XXX	494923016				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
207899147	XXX	494922751				Credit	Credit	Miscellaneous	Missing Document: Credit Payoff Statement(s) not provided		Need proof that Primary residence XXX is paid off. Statement dated 02/27/2019 reflects a balance is still owed.
Reviewer Comment (2019-09-23): Reviewed docs in file and responses, exception cleared.

Buyer Comment (2019-09-20): Disagree:  A copy of the Note from XXX for the property XXX is not required,  The property is located in a community property state which requires the Non-purchasing spouse to be on the mortgage.  The property profile report reflects that the property was acquired in XXX.  The XXX mortgage is not reflected on the borrowers credit report.   If the borrower was responsible for the payment it would be reflected on the credit report.  No additional risk due to borrower qualified with the taxes and insurance from the property.

Reviewer Comment (2019-09-19): Provide copy of Note from XXX securing the primary residence.  The property history report provided lists the borrower as a borrower on the XXX mortgage.

Buyer Comment (2019-09-16): Disagree: Borrower is on title per the property profile but not on the mortgage.  Please see the credit report which does not reflect a mortgage account for XXX and the attached mortgage statement that does not reflect our borrower.  Borrower was qualified with taxes and Insurance.  Please see the attached documentation to support the amount used for qualifying.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899147	XXX	494922751				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence the appraisal was sent to the borrower prior to closing.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-16): Please find attached the valuation tracking showing appraisal was provided to the borrower at least three days prior to closing.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899148	XXX	494921906				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-18): Please see attached email as evidence the appaisal was delivered to borrower on XXX.	09/19/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		B	A	A	A	B	A	A	A	N/A	N/A	No
207899149	XXX	494921333				Compliance	Compliance	Miscellaneous Compliance	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	Title - Notary fee paid to "TBD" on final CD			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): Disagree - See attached CD dated 5/21 that was in the file shows who the Notary fee was paid to.	09/23/2019			1	A		XXX	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	N/A	N/A	Yes
207899150	XXX	494920703				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-26): Borrower acknowledged the receipt of the appraisal at least 3 days prior to closing. Buyer Comment (2019-09-26): Evidence of Appraisal being sent to the borrower via email has been uploaded. Buyer Comment (2019-09-23): See attached borrower acknowledged /waiving /receiving the appraisal 3 days prior to closing	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899150	XXX	494920703				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): Disagree:  Please see evidence of market rent $2250 from Zillow.  This is in line with the current lease agreement which reflects rent in the amount of $2300.00.  The online document should be acceptable for evidence of the ULDD Data Point property dwelling unit eligible rent amount for the subject 1 unit investment property.  Per Freddie Mac Guidelines and Rental Income Matrix for subject property purchase transaction:  A lease, if available, must be used to determine the net rental or Form 72 or 1000. as applicable, may be used to determine net rental income when a lease is not available.     Please see the attached Zillow Rent Estimate along with Freddie Mac Rental Matrix and Guidelines from 5306.

Reviewer Comment (2019-09-20): Received lease provided with the original file, however per LP and section 5306 of the FHLMC selling guide, "The Seller must deliver the ULDD Data Point Property Dwelling Unit Eligible Rent Amount for each 1-unit Investment Property and each unit in a 2- to 4-unit Investment Property regardless of whether rental income from the subject Investment Property is being used to qualify the Borrower.  The Seller must obtain and use Form 998 unless the subject property has been owned for at least one year and is reported on the Schedule E of the Borrower's prior year federal individual income tax return. If income from the subject property is reported on the Borrower's federal individual income tax returns, the Seller must use Schedule E to determine the net rental income. If Form 998 is used, it must be completed up to the MOI reconciliation."

Buyer Comment (2019-09-16): Disagree:  Per Conventional U/W Guidelines a Lease Agreement is acceptable.  Please see the attached Guidelines and lease

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899152	XXX	494920091				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): 9/16 - See attached Certification of receipt of appraisal	09/19/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899152	XXX	494920091				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899153	XXX	494919830				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): 9/16 - See attached Acknowledgement of Receipt of Appraisal	09/19/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899153	XXX	494919830				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899154	XXX	494919383				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Loan was approved with one appraisal, however, 2 valuations are required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899154	XXX	494919383				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence was provided that confirms when the borrower received the appraisal. Evidence provided showing borrower did receive the report, but just not the actual time frame.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): 9/16 - See attached certification of receipt of appraisal	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899154	XXX	494919383				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-19): Received and cleared.

Buyer Comment (2019-09-16): Disagree:  Please see the attached Underwriting Guidelines: While rent information may not be required by AUS when the borrower qualifies without any rental income from the property, the monthly rent information is required when delivering the loan to Fannie Mae and Freddie Mac. One of the following documents are required:
• Lease agreement; or
• Form 1007/1000; or
• Letter from seller, realtor, or borrower indicating the estimated market rent; or
• For refinance transactions, the amount from the REO section of the 1003 can be used; or
• The income listed on the schedule E from the borrower's 1040's; or
• Zestimate from Zillow.com. The Zestimate must be retained in the mortgage file.

Please see the attached Underwriting Guidelines and letter from Real Estate Agent

															09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899156	XXX	494918880				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): Please find attached the Valuation Tracking to show the appraisal was provided to the borrower at least three days prior to closing.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899156	XXX	494918880				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): Agree:  Please see the attached Rent estimate from Zillow.

Reviewer Comment (2019-09-19): Per provided guidelines, still need monthly rent information even when the borrower qualifies without rental income.  Provide lease agreement or 1007 or letter from seller/realtor/borrower with estimate market rent or Zillow Zestimate.

Buyer Comment (2019-09-17): Disagree:  Borrower qualified with the entire payment therefore the 1007 Rent Comparison Schedule is not required.  Please see XXX Underwriting Guidelines attached.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899158	XXX	494918346				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided					Reviewer Comment (2019-09-19): Per AUS, Rent Comparison Schedule is not required when rental income is not used to qualify. Buyer Comment (2019-09-17): Disagree. The 1007 Rent Comparison Schedule is not required as rental income from the subject property was not considered in the income calculation. The single family comparable rent schedule would only be required if rental income was considered to omit or offset the payment. As loan was qualified with the full payment for the subject rental property, the document is not required.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899159	XXX	494918265				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
207899161	XXX	494917529				Credit	Insurance	Insurance Documentation	Missing Document: Hazard Dec Page not provided		A copy of the condo project blanket insurance policy is not found in the loan images.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): Please see the attached Insurance	09/23/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207899162	XXX	494916567				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		The 1008 reflects positive rental income per Sch E, however, the new mortgage payment is not accounted for in the lender's calculation.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-17): See attached updated LP findings that includes the subject mortgage payment accounted for in the rental income calculation. Loan retains Accept response with DTI ratio at 22.92% (rounded to 23%) with subject negative cash flow of ($1,008.78). Loan also had prior Accept submission with the higher DTI ratio.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899162	XXX	494916567				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The 1008 reflects positive rental income per Sch E, however, the new mortgage payment is not accounted for in the lender's calculation.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-17): See attached updated LP findings that includes the subject mortgage payment accounted for in the rental income calculation. Loan retains Accept response with DTI ratio at 22.92% (rounded to 23%) with subject negative cash flow of ($1,008.78). Loan also had prior Accept submission with the higher DTI ratio.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899162	XXX	494916567				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-18): Disagree - Certification of receipt of appraisal signed at closing was in the file and has been provided.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899163	XXX	494916142				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-20): Reviewed UCDP for Freddie Mac. Condition cleared. Buyer Comment (2019-09-17): Disagree, Per XXX's practice for Agency Loans pooled for Securitization that have a CU score of 2.5 or less, do not require a Collateral Desktop Analysis.	09/20/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	A	A	A	A	C	A	N/A	N/A	No
207899164	XXX	494916073				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-23): Exception cleared due to missing documentation provided. Buyer Comment (2019-09-20): See attached CDA	09/23/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899164	XXX	494916073				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification that borrower received appraisal prior to closing was not provided.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): Please find attached the Valuation Tracking to show the appraisal was provided to the borrower at least three days prior to closing.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899168	XXX	494914125				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Documentation verifying mortgage, property tax, insurance, and/or HOA dues is not provided for any of the non-subject REO properties.
Reviewer Comment (2019-09-30): REO is attached condo and covered by master policy.

Buyer Comment (2019-09-27): there is no separate HOI policy for XXX, as it is an attached condo unit.  The homeowners association would carry a master policy to insure the building and common areas.

Reviewer Comment (2019-09-20): Received the majority of the REO documentation. The only item missing is the HOI policy for XXX. Please provide borrower's most recent policy to determine correct debt ratio as the mortgage does not escrow.

Buyer Comment (2019-09-18): Disagree. The loan file contains the attached documentation for the REO properties.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899168	XXX	494914125				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		The vesting clause on the final title policy reads 'husband and wife as community property with right of survivorship'. Right of survivorship is not included in the vesting clause on the security instrument.			Reviewer Comment (2019-09-30): Received corrected security instrument with intent to re-record. Buyer Comment (2019-09-30): See attached updated Mortgage with vesting.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899169	XXX	494913616				Credit	Missing Document	General	Missing Document: Verification of Non-US Citizen Status not provided		Per initial and final 1003, borrower is a permanent resident. Missing copy of valid green card.			Reviewer Comment (2019-09-26): Received Buyer Comment (2019-09-26): See attached copy of borrower's United States passport that confirms borrower is a U.S. citizen.	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899169	XXX	494913616				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.					Reviewer Comment (2019-09-19): Received and cleared Buyer Comment (2019-09-18): Please find attached the corrected Final Title Policy	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899169	XXX	494913616				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-23): Exception cleared due to missing documentation was provided. Within variance. Buyer Comment (2019-09-20): See attached CDA	09/23/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899172	XXX	494912177				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Application is dated XXX and disclosure is dated XXX			Reviewer Comment (2019-09-20): Reviewed update information on initial application. Condition cleared. Buyer Comment (2019-09-18): Application is dated XXX please advise where you are getting the application date of XXX	09/20/2019			1	A		XXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
207899174	XXX	494910295				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
207899175	XXX	494909702				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	B	A	A	B	B	C	A	N/A	N/A	No
207899175	XXX	494909702				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-26): Re-opened in error. Client Waived on 9/20 with remarks made on that date Buyer Comment (2019-09-20): Borrower waived the requirement to receive the appraisal 3 days prior to consummation. Document would have been delivered at the Closing. Buyer Comment (2019-09-20): Agree the borrower executed an appraisal waiver form to receive the appraisal at the time of consummation or prior waiving the 3 day prior to consummation requirement.			09/26/2019	2	B		XXX	Investment	Refinance - Limited Cash-out GSE		C	B	A	A	B	B	C	A	N/A	N/A	No
207899177	XXX	494907804				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899179	XXX	494906397				Credit	System	General	Closing Disclosure Subject Address does not match Note address.	-	The ZIP code disclosed on the CDs is XXX. The correct ZIP code is XXX, which is reflected on the Note.			Reviewer Comment (2019-09-25): Updated CD with correct address received	09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899180	XXX	494906342				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		This loan was approved with one valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		C	A	A	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899181	XXX	494904832				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	No documentation is provided to verify PITIA on the primary residence. In addition to the two mortgages, HOA Dues are disclosed on the initial 1003.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-18): Please see the attached documentation. Buyer Comment (2019-09-18): Disagree: Documentation was located in the file for 1707 Magellian Court.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899182	XXX	494904576				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-25): CDA Provided dated 09/23/2018 variance of 0.00% Buyer Comment (2019-09-24): See attached CDA	09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899182	XXX	494904576				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		The net rental income was not calculated using 75% of the gross rents disclosed on the 1025 appraisal. An explanation of the income calculation is not provided.			Reviewer Comment (2019-09-25): Updated AUS LP Approval provided showing 43% DTI Eligible Accept. Buyer Comment (2019-09-23): Agree that rental income was not correct. Attached AUS updated with rental income corrected based on 75% of market rent. Other data updated to match reviewer's debt calculation. AUS has accept response with DTI ratio at 43% (rounded up).	09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899182	XXX	494904576				Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.					Reviewer Comment (2019-10-02): received Buyer Comment (2019-10-02): See attached Policy	10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899183	XXX	494904496				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___
Reviewer Comment (2019-09-30): Received

Buyer Comment (2019-09-30): Attached again is the homeowner insurance renewal page for the HOI for XXX.  This document was included with the previous REO documentation uploaded. Annual HOI premium for the XXX property is $1,179, calculates to monthly HOI of $98.25 .

Reviewer Comment (2019-09-27): REO documentation has been received with the exception of the hazard insurance for XXX

Buyer Comment (2019-09-24): REO documents attached verify a PITIA payment of $3,576.24 for primary residence at 2654 XXX based on the following components: XXX P&I payment of $1,816.96, XXX HELOC payment of $1,036.86, monthly taxes of $624.17 and monthly HOI of $98.25. Payment was rounded down in system/AUS to $3,576.
REO documents attached verify a PITIA payment of $1,595.08 for the property at XXX based on the following components: XXX P&I payment of $1,075.90, monthly taxes of $224.83, monthly HOI of $54.35, and monthly HOA fee of $240. This payment was rounded up in system/AUS to $1,596. The attached REO documentation for both payments were located in the file.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899184	XXX	494904056				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-26): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899184	XXX	494904056				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-				Reviewer Comment (2019-09-19): Evidence provided both companies are affiliated. Condition is cleared. Buyer Comment (2019-09-19): Disagree: The name on the appraisal XXX is one of the Other Trade Names used by XXX. Please see the attached NMLS document which shows XXX as other trade name.	09/19/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899184	XXX	494904056				Credit	System	General	Flood Certificate Subject Address does not match Note address.		Flood Cert reflects XXX and the Note reflects XXX and XXX.			Reviewer Comment (2019-09-19): Received corrected flood cert. Cleared. Buyer Comment (2019-09-19): Agree: Please see the attached flood cert with the address that matches the Note.	09/19/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899184	XXX	494904056				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing Mortgage Statement to verify Taxes and Insurance are included in payment.			Reviewer Comment (2019-09-19): Received document. Cleared. Buyer Comment (2019-09-19): Please see the attached Mortgage statement. Document was located in the file.	09/19/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899184	XXX	494904056				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.					Reviewer Comment (2019-09-19): Received completed title commitment. Cleared. Buyer Comment (2019-09-19): Disagree: Please see the attached Preliminary Title with the proposed loan amount of XXX The Final Title commitment has not been received from the Title Company.	09/19/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
207899185	XXX	494903044				Credit	Income / Employment	Income Documentation	Income documentation requirements not met according to the AUS in file.	Decision System: ___	Missing required VVOE within 10 days of Note.			Reviewer Comment (2019-09-30): Third Party Verification of Employment - from The Work Number provided completed on the date of closing. This meets AUS Approval condition. Buyer Comment (2019-09-26): A verbal VOE dated the same date as the Note has been uploaded.	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207899185	XXX	494903044				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 48.63272% exceeds AUS total debt ratio of 44.00000%, due to a mortgage for the property at XXX that was not included in income calculations and incorrect calculation of net rental income on subject property.			Reviewer Comment (2019-09-30): Updated AUS approval provided with maximum DTI at 49%. Was higher due to rental calculation. Buyer Comment (2019-09-30): Revised AUS findings at the higher debt ratio have been uploaded.	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207899185	XXX	494903044				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided		Missing required Rent Comparison Schedule for rental income calculation for subject property.			Reviewer Comment (2019-10-02): 1007 Rent Comparison Schedule was provided. Buyer Comment (2019-10-02): Received an error when uploading the Rent Schedule. Will attempt again. Buyer Comment (2019-10-02): The Rent Schedule has been uploaded.	10/02/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207899186	XXX	494901706				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $275,000 is insufficient to cover 80% of the Appraised value that is XXX resulting in a Coverage Shortfall of $21,000. Replacement cost from the insurer to determine Coverage amount of $275,000 is sufficient was not provided.			Reviewer Comment (2019-09-23): Received RCE, cleared Buyer Comment (2019-09-20): Disagree - See attched email from Insurance agent stating the policy provides Dwelling Replacement Cost as stated on the Declarations page and the Replacement Cost Estimator.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899186	XXX	494901706				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided					Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception. Buyer Comment (2019-09-20): Disagree. The Rent Schedule is on page 32 of the appraisal (copy attached).	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899187	XXX	494900683				Credit	Insurance	Insurance Documentation	Missing Document: Hazard Dec Page not provided		Missing evidence of HO-6 policy.			Reviewer Comment (2019-09-19): Received and cleared.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899187	XXX	494900683				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___ ___ ___ ___	Missing Mortgage statement to verify PITI for XXX, XXX and XXX. Missing Mortgage Statement, Taxes and HOI for XXX.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): The mortgage statements, tax information and insurance policies are attached for the four cited properties.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899189	XXX	494899446				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $219,750 is insufficient to cover 80% of the Appraised value that is XXX resulting in a Coverage Shortfall of $32,430. Replacement cost from the insurer to determine Coverage amount of $219,570 is sufficient was not provided.			Reviewer Comment (2019-09-19): Received RCE. Cleared. Buyer Comment (2019-09-19): Please find attached the Replacement Cost Estimator for the loan showing the coverage is sufficient	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899189	XXX	494899446				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, low risk, 0% variance Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899189	XXX	494899446				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): Disagree. The 1007 Rent Comparison Schedule is not required as rental income from the subject property was not considered in the income calculation. The single family comparable rent schedule would only be required if rental income was considered to omit or offset the payment. Total monthly debt per attached AUS is $4,048.74, with $2,285.33 from primary housing and remaining debt from subject PITIA payment and credit report debts. As loan was qualified with the full payment for the subject rental property, the document is not required.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899191	XXX	494898198				Credit	Credit	Miscellaneous	Credit Exception:		The Number of Units is not indicated on the 1004 appraisal.
Reviewer Comment (2019-09-30): Agree this is a typographical error. It is clear that this property is a single family, 1 unit on page 1 and 2, also the appraisers comments on all the addendum's provided also provides information on subject property being a 1 Unit SFR.

Buyer Comment (2019-09-30): This is a typographical error/omission and not material as the appraisal indicates the subject is a single family residence in the Additional Comments section on page 7 of the appraisal: "The highest and best use of this site is as a location of a single family residence." The description of the subject on the Comment Addendum, page 9, is consistent with a one-unit dwelling as are the photos and interior sketch.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899191	XXX	494898198				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Per DU Findings, statements covering a two-month period are required. The 1008 indicates that DU was used for Risk Assessment.			Reviewer Comment (2019-09-30): Received additional months statement for XXX and XXX accounts. Buyer Comment (2019-09-27): The additional bank statements have been uploaded.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899191	XXX	494898198				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No documentation provided to verify P&I on primary residence. Insurance and Tax Verification is provided.			Reviewer Comment (2019-09-26): Statement not required, REO data pulled from credit report and insurance/tax verification in file. Buyer Comment (2019-09-23): Disagree. The borrower was qualified with a $1447 payment for XXX. The XXX mortgage payment of $1222 is reported on the credit report. The file contains documentation indicating $40.58 in monthly hazard insurance and $122.01 in monthly taxes for a total housing expense of $1384.59.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899192	XXX	494897316				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing evidence of monthly taxes			Reviewer Comment (2019-09-20): Received evidence of properties tax expenses. Condition is cleared. Buyer Comment (2019-09-19): The borrower purchased this property XXX. It was new construction. The UW used 1.25% of the sales price to calculate the property taxes. See attached CD and first page of appraisal. $459,790 x 1.25% / 12 = $478.95/month.	09/20/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899194	XXX	494897005				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.					Reviewer Comment (2019-09-30): Received Buyer Comment (2019-09-30): See attached updated policy with amount.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899195	XXX	494896174				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, low risk, 0% variance Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899198	XXX	494894700				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	Appraisal reflects XXX and the Note reflects XXX			Reviewer Comment (2019-09-27): Cleared Buyer Comment (2019-09-27): Appraisal was ported in from original lender- XXX. XXX gave permission to use the appraisal. XXX sent the appraisal directly to FSB along with Air Cert stating appraisal was ordered and completed in compliance with relevant provisions of Dodd-Frank.. See Air Cert attached	09/27/2019			1	A		XXX	Investment	Refinance - Rate/Term		B	A	A	A	A	A	B	A	N/A	N/A	No
207899199	XXX	494894542				Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Final 1003 reflects borrower will occupy the property.			Reviewer Comment (2019-09-23): Received and cleared Buyer Comment (2019-09-20): Agree: The current transaction is a rate/ term refinance of an Investment. The application section VIII Declarations reflects that the borrower will occupy the property. The application was mistakenly mark as yes. Please see the LOE which states that the loan should have been submitted as a Investment property. There were lease agreements in the file to document that the borrower's intend to rent the property. Please see the attached lease agreement. corrected 1003 loan application and the LOE.	09/23/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	N/A	N/A	No
207899201	XXX	494893047				Credit	Insurance	Insurance Analysis	Insurance address does not match Note address.		The dec page address lists the city as XXX instead of XXX			Reviewer Comment (2019-09-23): Cleared Buyer Comment (2019-09-20): Disagree - See attached USPS City look up by zip code, Per USPS the XXX is the recommended city name however, other city names recognized for address in zip code XXX are XXX and XXX which is acceptable.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899201	XXX	494893047				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899201	XXX	494893047				Credit	System	General	Closing Disclosure Subject Address does not match Note address.	-	The address disclosed on the CD specifies the unit numbers. The Note does not.			Reviewer Comment (2019-09-26): Address Affidavit provided that is signed and notarized reflecting the the subject property address reflected on the CD is the correct Address, address on the Note is what was incorrect. Appraisal, Title and USPS.Com was used to verify the correct address. Buyer Comment (2019-09-26): Notarized Address Affidavit has been uploaded.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899201	XXX	494893047				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	No documentation provided to verify PITIA on primary residence.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): See attached documentation from the file that includes a copy of the XXX mortgage statement confirming P&I payment, HOI policy, and property tax statement for the primary housing payment of $8,315 that was included in total qualifying debts.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899201	XXX	494893047				Property	Property - Appraisal	General Appraisal Requirements	The appraisal revealed property damage.	-	The appraisal photos show an unrepaired hole in one wall and a recently repaired hole in another wall. Both photos are in unit A. The appraiser referenced the damage as deferred maintenance.
Reviewer Comment (2019-09-23): Cleared

Buyer Comment (2019-09-20): While the appraisal photos show both an unrepaired hole and a recently repaired hole in the drywall, the appraiser indicates this was considered deferred maintenance. The appraisal was completed 'as is' and the repairs to the drywall would be minor repairs. The appraised value of the property is approximately $10,000 higher than the sales price, with consideration of the property's condition considered in the estimated property value. The cost to repair the unrepaired hole is nominal. This has no effect on the livability of the property and would not affect the LTV of the transaction.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899202	XXX	494892782				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): Disagree. The 1007 Rent Comparison Schedule is not required as rental income from the subject property was not considered in the income calculation. The single family comparable rent schedule would only be required if rental income was considered to omit or offset the payment. Item #15 on attached DU Findings from the file clearly states that if the borrower is being qualified with the entire payment without benefit of rental income, rental income documentation for the subject property is not required for qualifying purposes. Attached DU Findings reflect subject negative cash flow of $1,785.02 was considered in the total expense payment, although the actual subject PITIA payment was slightly less at $1,748.77. As loan was qualified with the full payment for the subject rental property, the document is not required.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899203	XXX	494891464				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): Disagree. The 1007 Rent Comparison Schedule is not required as rental income from the subject property was not considered in the income calculation. The single family comparable rent schedule would only be required if rental income was considered to omit or offset the payment. Total monthly debt per attached AUS is $21,108.44, with $2,464.44 from subject PITIA, $9,530 primary housing and remaining debt from XXX REO property and credit report debts. As loan was qualified with the full payment for the subject rental property, the document is not required.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899204	XXX	494891016				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Verification of P&I and property taxes on primary residence not provided.			Reviewer Comment (2019-09-30): REO documentation provided. Buyer Comment (2019-09-25): Attached is a copy of the Note for the XXX property that was refinanced two days prior to the subject transaction verifying a P&I payment of $2,138.48. The Property Detail report from the file is also included in the attachment and confirms a monthly property tax payment of $899.98. Both amounts added to the $82.34 monthly HOI payment results in a primary residence payment of $3,120.80.	09/30/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
207899205	XXX	494890614				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-27): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
207899206	XXX	494890401				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): The 1007 Rent Comparison Schedule is not required as rental income from the subject property was not considered in the income calculation. The single family comparable rent schedule would only be required if rental income was considered to omit or offset the payment. There was a slight miscalculation for the negative cash flow amount that had been input for the subject property on the AUS findings in the file. The AUS finding had negative cash flow understated by $37.53 based on a previous calculation of the proposed housing payment that underestimated one of the payment components by $37.53. AUS Findings are now updated to include the full $1,521.53 proposed housing payment as the Negative Subject Net Cash Flow amount on the updated LPA Response that retained the Accept response (copy of updated AUS attached).

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899206	XXX	494890401				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	Missing tax verification documentation. DTI subject to change pending verification. Values used from final 1003 for DTI purposes.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): See attached tax verification documentation from the file for the REO property locted at XXX. The REO expense for the XXX property was $490 per month based on $350.93 property taxes and $138.58 HOI.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899207	XXX	494890166				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved "with 1" valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899207	XXX	494890166				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___ ___ ___ ___ ___
Reviewer Comment (2019-09-23): Received

Buyer Comment (2019-09-20): See attached mortgage statement and HOA dues for XXX. The mortgage is escrowed for taxes and insurance, and the HOA dues are paid quarterly.
See attached Schedule E and HOI policy for XXX. The property is owned free and clear, and the taxes and HOA dues were based on the 2017 Schedule E.
See attached mortgage interest statement and HOA dues for XXX. The mortage is escrowed for taxes and insurance, and the HOA dues are $563/month.
See attached Schedule E and HOI policy for XXX.  The property is owned free and clear, and the taxes and HOA dues were based on the 2017 Schedule E.
See attached Note to prove borrower is not obligated on XXX.

															09/23/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899208	XXX	494889948				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with one valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899209	XXX	494889657				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___				Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-20): See attached taxes and insurance for the property at XXX. This property is owned free and clear.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899212	XXX	494887750				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-10-02): CDA provided, moderate risk, 0% tolerance Reviewer Comment (2019-09-25): Pages 2-9 were only provided, need all pages 1-14. Page 1 is important because it reflects the risk score and agreed value along with the date it was completed. Buyer Comment (2019-09-24): See attached CDA	10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899212	XXX	494887750				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived the 3 day requirement, however no evidence of appraisal delivery is provided in file.			Reviewer Comment (2019-09-25): Signed Acknowledgment of Receipt of Appraisal that was signed at closing provided. Buyer Comment (2019-09-22): See attached documents showing the waiver and borrower confirmation of receipt	09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899212	XXX	494887750				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No documentation provided verifying PITIA on primary residence or tax obligation on vacant land at XXX.
Reviewer Comment (2019-10-02): REO documents provided for primary residences.  Agreed with PITIA payment for primary.  Also removed XXX address since it was a dummy address inserted for the vacant land.  Once Vacant land property address was obtained the XXX address was not removed from 1003.  Therefore, this was an extra address that borrowers have no ownership to.  Further, the correct vacant lot address of XXX, tax cert provided showing $4.27 per month in property taxes, which was added.   Agree with the subject property negative cash flow.  DTI now in line with updated AUS provided.

Buyer Comment (2019-10-01): Attached is documentation verifying PITIA payment of $2,237.13 for borrower's primary residence located at XXX.  The vacant land is located at XXX. and attached documentation verifies a monthly property tax obligation of $4.27 based on two semi-annual payments of $25.63. Underwriter states the address of XXX was input into the system as a dummy address for the vacant land. Initial 1003 did not list an address for the land owned or any debt attached to it. The dummy address of XXX  was used and wasn't removed when we received the documentation for the correct address for the vacant land. AUS has been updated with revised primary housing expense, lower vacant property expense and lower negative subject cash flow of -$1,131.12 to match actual payment confirmed at closing. DTI decreased to 48% and loan retained Accept response.

															10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	C	A	N/A	N/A	No
207899213	XXX	494886401				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899213	XXX	494886401				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Per AUS, verification of a 2 month period for account statement is required.
Reviewer Comment (2019-09-27): The accounts that were mentioned were removed, since they are not being used towards required closing costs or reserves.   DU is not required to have a re-run.  After removing these accounts borrower does in fact have enough assets to cover closing costs and reserves as listed on AUS Approval.

Buyer Comment (2019-09-26): The AUS required $84,479.50 to be verified with 2 months statements ($60,701.58 cash to close + $23,777.92 reserves). The XXX account was not used to qualify (see asset list on the AUS). The funds in XXX account #XXX and XXX were not needed for closing or reserves. The file contains two months statements for other accounts that total $95,691: XXX accounts XXX ($26,907), XXX HELOC ($47,000), XXX account XXX($1023) and XXX accounts XXX ($20,761).

															09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899213	XXX	494886401				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Per AUS, 2 months required and only 1 month was provided.
Reviewer Comment (2019-09-27): The accounts that were mentioned were removed, since they are not being used towards required closing costs or reserves.   DU is not required to have a re-run.  After removing these accounts borrower does in fact have enough assets to cover closing costs and reserves as listed on AUS Approval.

Buyer Comment (2019-09-26): The AUS required $84,479.50 to be verified with 2 months statements ($60,701.58 cash to close + $23,777.92 reserves). The funds in XXX account XXX were not needed for closing or reserves. The file contains two months statements for other accounts that total $95,691: XXX accounts XXX ($26,907), XXX HELOC ($47,000), XXX account XXX ($1023) and XXX accounts XXX ($20,761).

															09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899213	XXX	494886401				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Need Lease Agreement to use Vacancy method. Need Mortgage Statement to verify PITI.			Reviewer Comment (2019-09-27): Lease Agreement provided, along with LE and CD of the borrowers most recent refinance transaction that was disbursed on XXX. Used the CD as verification of the PITIA for XXX property. Buyer Comment (2019-09-25): The lease has been uploaded. The borrower had a concurrent loan in process to refinance XXX. The underwriter used the proposed PITIA payment on the new loan to calculate the rental income. The LE and final CD for the new loan against XXX have been uploaded.	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899214	XXX	494886140				Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing verification of the mortgage with XXX on the current residence with payment of $4107			Reviewer Comment (2019-09-26): Final approval confirms the PITIA for the subject in question cannot exceed the noted amount being used to qualify; documentation deems to be acceptable. Buyer Comment (2019-09-23): The loan has not yet closed. See attached Final Approval Clear to Close that was issued XXX. XXX has not yet received the closing package.	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899214	XXX	494886140				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___				Reviewer Comment (2019-09-26): Final approval confirms the PITIA for the subject in question cannot exceed the noted amount being used to qualify; documentation deems to be acceptable. Buyer Comment (2019-09-23): The borrower is purchasing XXX, but the loan has yet to close. See attached Final Approval Clear to Close issued on XXX, along with the property tax certification. XXX Bank does not require the insurance policy prior to closing.	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899215	XXX	494885955				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899215	XXX	494885955				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Audit DTI is higher than Lender's due to Lender used higher qualifying rental income than verified by audit.			Reviewer Comment (2019-09-27): Updated to AUS Approval using the lower rental income and now DTI at 12.55%/28.49%. Therefore, DTI calculated is no longer over maximum reflected on AUS Approval. Buyer Comment (2019-09-26): See attached revised DU findings.	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899216	XXX	494885742				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		File is missing lease agreements/Schedule E figures for XXX and XXX. Used full PITI for calculations. Also, AUS indicates monthly income in the amount of $7,034.30 while the final 1003 and 1008 reflect $3,937.33.
Reviewer Comment (2019-10-01): Agree with the income calculation.  The XXX and XXX, what thought to be the same company and were duplicate documents.  But they are separate companies, different Employer identification numbers.  Calculated income for XXX and added it to total income calculation.  DTI in line with AUS Approval.

Buyer Comment (2019-09-30): The reviewer is not including borrower's self-employed income from all THREE businesses. Borrower has self-employment income of $2,941.33 from XXX with EIN of XXX; $167.25 from XXX with EIN of XX, and $3,770.08 from XXX with EIN of XXX.  The income from the three businesses adds up to the $6,878.66 reflected as base income with the Self-employed Income worksheets for all three businesses previously provided and attached with EIN for each business referenced on the applicable worksheet.

Reviewer Comment (2019-09-27): Lease agreements are noted and used to calculate net rental income. Upon further review, it appears there is also a discrepancy in the base income used to qualify. Recently provided 1008 reflect base income of $6878.66, yet the CFAs show income of $167.25 from XXX and $3770.06 from XXX.  The total of noted incomes is $3937.31.

Buyer Comment (2019-09-24): See attached copies of lease agreements for the properties at XXX. and XXX. The XXX property was acquired XXX and the XXX property was acquired in XXX. The leases are acceptable for determination of rental income since the properties were acquired subsequent to the most recent year tax return filing. Rental loss for both properties was calculated by using 75% of gross rent from lease minus PITIA payments.
Attached 1008 from the file reflects monthly income of $7,034.30 that matches income on AUS findings. The borrower's self-employed income from XXX was inadvertently missing from the final loan application that only reflected the self-employment income from XXX and XXX and the aggregate net rental income (difference of the positive rent from XXX property minus negative rent from XXX and XXX properties). Copies of the self-employed income analysis worksheets for the three business are attached and coincide with income on AUS and attached Transmittal Summary.

															10/01/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
207899219	XXX	494884391				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Per the DU Findings, statements covering a 2-month period is required
Reviewer Comment (2019-09-27): Acct in question removed from available funds. Sufficient asset documentation provided.

Buyer Comment (2019-09-24): Disagree. Borrower's XXX checking account XXX was not considered in verified available assets for the transaction, and those funds were not reflected on AUS Findings. XXX savings account #XXX statement dated XXX met the requirement for bank statements covering a two-month period as the statement covered the time period of XXX (see attached copy of statement located in file). It is common for savings account statements to cover more than a one month period. Borrower had sufficient verified assets in XXX checking account #XXX, XXX savings account #XXX and the XXX savings account #XXX to meet asset requirements per AUS findings.

															09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899220	XXX	494883935				Credit	Credit	Miscellaneous	Credit Exception:		Document co-borrowers current employment.status and income. WVOE in file indicates co-borrower is Not Currently on Assignment as of 11/01/2018.			Reviewer Comment (2019-09-26): VVOE dated XXX confirms co-borrower employment. Buyer Comment (2019-09-26): Disagree: Please see the VVOE dated after the WVOE which states that employment was verified.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899220	XXX	494883935				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA supporting value provided. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899220	XXX	494883935				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No documentation is provided verifying PITIA on REO property at XXX.			Reviewer Comment (2019-09-26): REO documentation received. Buyer Comment (2019-09-23): Disagree: Please see the attached REO documents. The documents were located in the file.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899220	XXX	494883935				Credit	Loan Package Documentation	Application / Processing	1003 Error: Citizenship was not provided		Final 1003 indicates borrower is US Citizen, however, Permanent Resident Card is provided.			Reviewer Comment (2019-09-26): Corrected 1003 provided. Buyer Comment (2019-09-23): Please see the attached 1003.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899221	XXX	494883907				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Negative Rental Income was calculated higher than reflected on AUS.
Reviewer Comment (2019-09-30): Updated AUS Approval reflect 32.87% DTI, which meets calculated DTI.  The lease agreement that was be referenced to, was for XXX, the XXX lease agreement reflects a monthly rental payment of $1850, which would be a -$300 loss.  However, updated AUS Approval was provided, therefore, leaving rental income calculated using 1040's because DTI is no longer over max or over the 3% threshold.

Buyer Comment (2019-09-27): Agree: There was a lease in the file for  property XXX which reflects $1950 monthly.  Calculation should be $19540.00x75%= $1462.50- $1662.00= -$218.92. Per Fannie Mae guidelines the lease should be used.   Please seethe updated AUS findings with DTI ratio at 32.37%

Reviewer Comment (2019-09-26): The income for XXX has been changed to use the lease agreement, and now matches that used by the lender.  The income calculation for XXX however is still showing a large discrepancy due to the number of months used. Per the 1040, the borrowers reported the days of use as 235, which is just under 8 months, for XXX's review, 8 months were used, versus the 5 noted here.  The result is a DTI variance larger than 3% (30.399%).

Buyer Comment (2019-09-23): Disagree:  XXXX was calculated using 5 months due to the date XXX on the lease agreement.  Please see the attached income calculation.
Agree: The property XXX was calculated using 2 months which is more conservative than using 1 month.  However there was a lease in the file which reflects $1950 monthly.  Calculation should be 19540.00x75%= $1462.50- $1662.00= -$218.92. Per Fannie Mae guidelines the lease should be used.  Please see the attached Fannie Mae Guidelines which state the following: If the borrower is able to document (per the table below)that the rental property was not in service the previous tax year, or was in service for only a portion of the previous tax year, the lender may determine qualifying rental income by using
•Schedule E income and expenses, and annualizing the income (or loss) calculation; or
•fully executed lease agreement(s) to determine the gross rental income to be used in the net rental income (or loss) calculation.
Please see the updated AUS findings with DTI 24.13%, rental income calculation and lease.

															09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207899222	XXX	494883652				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $297,000 is insufficient to cover loan amount of XXX resulting in a Coverage Shortfall of $168,800. Replacement cost from the insurer to determine $297,000 is sufficient was not provided.
Reviewer Comment (2019-09-26): Replacement Cost Estimator provided value $255,000, which covers the shortfall of $168,800.

Buyer Comment (2019-09-24): Please see Replacement Cost Estimator that has been uploaded.

Reviewer Comment (2019-09-23): XXX tests hazard coverage in accordance with Fannie Mae, which requires coverage equal to or the lesser of the following: 1) 100% of the insurable value of the improvements, as established by the property insurer; or 2) the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
File does not document the insurable value of the improvements as established by the property insurer, so method #1 may not be used. Variables for method #2 are as follows: Dwelling Coverage $297,000; UPB XXX Appraiser opinion of replacement cost $518,415. Therefore, the second half of the requirement outlined in method #2 has not been met. (...as long as it at least equals the minimum amount-80% of the insurable value of the improvements)

Buyer Comment (2019-09-23): Disagree. This property has an extra replacement cost coverage endorsement. The guideline is that we have to have 100% replacement cost coverage or that we can use the loan amount is that is 80% of the cost to replace.

															09/26/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899222	XXX	494883652				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899224	XXX	494882304				Credit	Income / Employment	Income Documentation	Income documentation requirements not met according to the AUS in file.	Decision System: ___	A lease agreement for the rental property not listed on the 2017 Sch E (XXX) is not found in the loan images.			Reviewer Comment (2019-09-30): lease agreements received Buyer Comment (2019-09-25): Attached are copies of the leases for the XXX property. This is a 4 unit property and there were leases provided for three of the four units. This property was acquired subsequent to the most recent copy of filed tax returns, and leases are acceptable to use for rental income.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899224	XXX	494882304				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No documentation provided to verify PITIA on primary residence or other REO properties. Additionally, a lease agreement for the rental property not listed on the 2017 Sch E (XXX) is not found in the loan images.
Reviewer Comment (2019-09-30): Documentation received

Buyer Comment (2019-09-25): Parcel in XXX is vacant land with no mortgage or HOI and property taxes were verified at $1,167.42/month per attached Property Detail Report. A current printout of the Property Tax Bill Display is included in the attachment to show that the $14,009 is the total tax amount and includes the Special Assessment of $4,242.68 that is also reflected on Property Detail Report. The current tax bill reflects the total tax amount of $14,008.76 that includes general taxes of $9,766.08, with the difference of $4,242.68 derived from the special assessments that were broken down on both the Property Detail Report and match the current printout of the Tax Bill Display.  Attached is documentation from the file that verifies a PITIA payment of $2,187.73 on primary residence at XXX. Property at XXX has positive rental income of $1,615.84 as verified on the tax returns after subtracting $1,095.91 for PITIA payment verified with PNC loan reported on credit report and the attached Property Detail Report and HOI statement. Monthly expense for the property at XXX calculates to $702.22 for monthly taxes and insurance as the attached note for the mortgage on the property supports they are not obligated on the mortgage debt.  Lastly, the XXX property is a 4 unit home and has negative rental loss of $126.50 per month after subtracting $2,466.50 for PITIA payment verified with attached mortgage statement, Property Detail Report for taxes, and HOI statement. Leases were in the file for 3 of the 4 units and 75% of lease amounts were used minus the verified PITIA payment.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899224	XXX	494882304				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Upon receipt of updated REO documentation the calculated DTI is 45.00%, the increase is within guidelines but over 3%.
Reviewer Comment (2019-10-01): Agree the primary residence P&I was including taxes and insurance and then taxes and insurance were calculated individually, which clearly added to a higher primary residence payment. After making the change, DTI was still over max and had a 3.9% variance.  Located the issue, which was the XXX PITIA as well.  The PITI payment had the same issue as the primary residence PITIA, and rental income calculation was less then the calculated amount reflected on the final 1003.  Corrected PITI for investment property, which increased rental income and decreased DTI under maximum of updated AUS Approval at 32.47%.

Buyer Comment (2019-09-30): I do not agree with their determination of 45% DTI ratio. AUS updated closely to the attached breakdown sheet included in the attachment.

It appears you may be using a higher primary residence payment on their worksheet (they have it listed at $2,263 plus separate amount for taxes and insurance, but those amounts are included in the $2,263). It looks like the the primary housing expense may not have been updated,  after reviewing the documentation previously provided.

															10/01/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899225	XXX	494882208				Credit	Credit	Credit Documentation	Missing Document: Credit Report not provided		Missing the credit report for the co-borrower's XXX			Reviewer Comment (2019-09-30): Credit report for co-borrower's provided and verified. Buyer Comment (2019-09-25): See attached credit report pages from the file for XXX and XXX.	09/30/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
207899226	XXX	494882166				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $220,000 is insufficient to cover the estimated cost to rebuild per the Appraisal of XXX resulting in a c Coverage Shortfall of $3,965. Replacement cost from the insurer to determine Coverage amount of $220,000 is sufficient was not provided.			Reviewer Comment (2019-09-26): Hazard Insurance Policy provided reflect insurance has 100% Guaranteed Replacement Cost. Buyer Comment (2019-09-24): Disagree - Evidence of property insurance provided states "The dwelling limit is at 100% guaranteed replacement cost".	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899226	XXX	494882166				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899228	XXX	494881260				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899228	XXX	494881260				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	HOA Verification for XXX was not provided.			Reviewer Comment (2019-09-26): HOA Verification provided. Buyer Comment (2019-09-25): See attached HOA payment coupon from the file that verifies the HOA payment of $145 for the XXX property.	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899228	XXX	494881260				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI Coverage of $200,000 is insufficient to cover the loan amount of $210,000 resulting in a Coverage Shortfall of $10,000. Replacement cost from the insurer to determine Coverage amount of $200,000 is sufficient was not provided.
Reviewer Comment (2019-09-30): Received RCE, cleared

Reviewer Comment (2019-09-26): Hazard Insurance provided reflects coverage amount of $200,000, loan amount of $210,000.  The policy does not reflect any replacement cost.  Therefore, there is still a $10,000 shortfall to at least cover the loan amount.  No updated insurance provided showing a replacement cost endorsement.

Buyer Comment (2019-09-24): Disagree.  This property insurance has the extra replacement cost coverage endorsement. The guideline is that we have to have 100% replacement cost coverage or we can use the loan amount if that is 80% of the cost to replace.

															09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899229	XXX	494880921				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-26): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	A	A	B	A	C	A	N/A	N/A	No
207899229	XXX	494880921				Compliance	Compliance	Miscellaneous Compliance	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	-	The final closing disclosure reflects "TBD" as the payee for the Home Warranty			Reviewer Comment (2019-09-26): Rcvd revised Final CD showing Home Warranty paid to Third Party. Buyer Comment (2019-09-26): See attached CD dated XXX showing Home Warranty to XXX	09/26/2019			1	A		XXX	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	B	A	C	A	N/A	N/A	Yes
207899231	XXX	494879479				Credit	Loan Package Documentation	Application / Processing	Missing Document: Note - Other (non-subject) not provided		Per the loan file, the borrower's are moving out of current XXX (which is the subject) and identifying it as an Investment property. 1003 shows a new address of XXX in XXX on the REO that will be their new XXX. However, we do not have any information for this new mortgage other than the 1003 REO. Client to provide copy of new Note or Final CD to confirm payment and terms.			Reviewer Comment (2019-09-30): Note, Insurance and Property Tax information provided for borrowers primary residence. Buyer Comment (2019-09-26): See attached documentation that verifies PITI payment of $2,826.46 for the XXX property, with a copy of the note showing P&I payment of $2,243.10, parcel summary with monthly taxes at $482.91, and monthly HOI of $100.45.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899231	XXX	494879479				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Client to provide Final Title showing policy coverage of XXX to match the loan amount.			Reviewer Comment (2019-09-30): Title Supplemental provided reflect correct insurance amount of XXX Buyer Comment (2019-09-26): Final title policy has not been issued. Attached is the supplemental page to the title commitment dated XXX that reflects the amended coverage of XXX matching the loan amount on the note. The proposed loan amount was lower when the title commitment was initially issued, and attached supplemental page was added when the loan amount was increased to XXX	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899231	XXX	494879479				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Client to provide the VVOE for B2's current job. No indication if she is still working there and/or the dates of employment overall. Used the 1003 for verification purposes. New job starts in October and current paystubs last ending in June.			Reviewer Comment (2019-09-30): Removed co-borrowers income from DTI calculation - Updated AUS Approval provided with updated DTI max remove income and verifying borrowers primary residence. Buyer Comment (2019-09-26): AUS updated to remove co-borrower's income, with loan retainining Accept response. Updated information on attached LP findings includes only borrower's monthly income of $18,678. Based on total debts of $6,773.89 (not changed) and the revised monthly income of $18,678, the ratios for the transaction are 15%/36%.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899233	XXX	494878449				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Please provide tax and insurance verification, primary is listed as free & clear.			Reviewer Comment (2019-09-30): Credit report, HOI and Tax Cert provided, verified HELOC payment is $20.00 per month plus taxes and insurance of $501.60, total PITIA is 521.60. Buyer Comment (2019-09-25): Based on the attached documentation from the file, the primary residence payment was $521. Property is secured by XXX. Attachment includes copies of HOI bill, real estate tax bills for the two installments, and a credit report supplement for the HELOC payment.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899233	XXX	494878449				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		It appears Lender used a lower PITI for primary. Unable to confirm due to missing tax and insurance verification. Property is listed as Free & Clear.			Reviewer Comment (2019-09-30): Original AUS Approval in file dated XXX max DTI 34%, verified XXX PITI, DTI is now in line and LPA is now valid approval. Buyer Comment (2019-09-25): The primary residence was secured by a HELOC account with XXX. Documentation was in the file and is attached that indicates REO payment of $521. A copy of the HOI bill, real estate tax bills for the two installments, and credit supplement for XXX are included to support $521 REO payment.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899234	XXX	494876590				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207899234	XXX	494876590				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	The mortgage statement for XXX is not found in the loan images.			Reviewer Comment (2019-09-26): Note dated XXX verifying P&I, all other documents insurance and tax cert already provided. PITIA has been verified for this property. Buyer Comment (2019-09-25): Attached is verification of the $3,308.55 PITIA payment for the property at XXX and XXX.	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207899235	XXX	494876520				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation product required for securitization purposes.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899235	XXX	494876520				Credit	System	General	Valuation address does not match Note address.	-	The address of the third unit is not reflected on the appraisal.			Reviewer Comment (2019-09-30): Updated Appraisal provided reflect the correct address to match the Note. Buyer Comment (2019-09-26): See attached appraisal	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899235	XXX	494876520				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	The insurance dec page for XXX is not found in the loan images.			Reviewer Comment (2019-09-30): 2018 1040's provided to verify monthly insurance payment. Buyer Comment (2019-09-25): Tax returns were utilized to verify HOI premium for the XXX property. The property is reflected on schedule E of the 2018 federal income tax return with annual insurance of $912.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899235	XXX	494876520				Credit	Credit	Credit Eligibility	Public Record Issue:	-	Per DU Findings, the item was required to be paid in full prior to or at closing. No documentation is provided to evidence the payoff of the item.			Reviewer Comment (2019-09-30): Credit supplement provided showing collection has been paid off. Buyer Comment (2019-09-25): See page two of the attached credit supplement located in the file that verifies a zero balance for the XXX account #XXX.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899236	XXX	494875780				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899238	XXX	494875577				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		UPCD score of 3.8; secondary valuation product required.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899238	XXX	494875577				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		The DTI exceeds tolerance due to the HOA fees not being considered for the current housing payment in the DTI calculation.
Reviewer Comment (2019-09-30): Bank statements provided showing a 3rd party pays the P&I payment of $2054.91.  Excluding from DTI.

Buyer Comment (2019-09-27): The mortgage payment in question was omitted due to being paid by the other party on the loan. Bank statements are in the file to support $2,054.91 mortgage payment is paid by XXX. A complete copy of the bank statements were in the file and attachment includes only the applicable pages of those statements that confirm a satisfactory 12 month payment history being made by the other party on the loan. UW guidelines state: When a borrower is obligated on a mortgage debt, but is not the party who is actually repaying the debt the monthly mortgage payment may be excluded from the calculation of the DTI ratio…

Reviewer Comment (2019-09-26): Diligence firm agrees with the figures provided in lender's response for taxes, hazard & HOA related to the borrower's primary residence. However, imaged file contains a statement that shows a monthly un-escrowed payment of $2,055 per month. This is also reflected on borrower's credit as well as the REO section of the 1003. However, it appears as though lender qualified the borrower with only the taxes, hazard & HOA for this property, omitting the $2,055 principal & interest payment. Unable to determine why this was done, if lender could comment further we will re-review.

Buyer Comment (2019-09-25): Disagree. The taxes are documented at $628.51/month, the insurance at $34.83/month and HOA at $375/month. The total of $1038.34/month was the amount used by the Underwriter to qualify. See attached tax info from Pacific Coast Title Company, Evidence of Property Insurance and cancelled check to verify HOA dues. Please note that the check is written to XXX, which matches the legal description on the tax info.

															09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899238	XXX	494875577				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing verification for the HOA fees in the amount of 350.00 for the current residence.			Reviewer Comment (2019-09-26): Received cancelled check showing $375.00 per month paid to HOA. Buyer Comment (2019-09-25): See attached cancelled check to verify HOA dues of $375/month for the primary residence. Please note that the check was written to Bungalow II HOA, which matches the legal description on the tax info.	09/26/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899240	XXX	494874806				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		UCDP score of 3.0; secondary valuation product required.			Reviewer Comment (2019-09-27): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899240	XXX	494874806				Credit	Income / Employment	Income Documentation	Income documentation requirements not met according to the AUS in file.	Decision System: ___	Missing lease agreement for XXX.			Reviewer Comment (2019-09-30): Received Buyer Comment (2019-09-30): See attached copy of lease agreement for XXX. that was in the file.	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	N/A	N/A	No
207899242	XXX	494872944				Credit	System	General	Valuation address does not match Note address.	-	The Note address is XXX. The Appraisal address is XXX.
Reviewer Comment (2019-09-27): Tax Cert provided does show legal description matches the Appraisal and property address is one in the same.  Property address can be used interchangeably.  Property is a 2 Family 2 unit property and it is very common for the property address to be referred to together or separate, just as long as it is under the same parcel number and legal description.

Buyer Comment (2019-09-25): Agree:  The address on the Appraisal does not match the Note.  The discrepancy is insignificant due to the address XXX  also includes the unit for the address XXX.  The legal description on the tax cert matches both the Appraisal and Title policy and Deed of Trust.  The address discrepancy is immaterial due to the address is one in the same.  Please see the attached Tax cert which supports that the address XXX is comprised of 2 units.

															09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899242	XXX	494872944				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance coverage is short 117,000.00.			Reviewer Comment (2019-09-27): Replacement Cost Estimated provided which provides enough hazard insurance coverage for subject property. Buyer Comment (2019-09-25): See attached replacement cost estimator	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899242	XXX	494872944				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The UCDP score was not provided, secondary valuation product has not been provided.			Reviewer Comment (2019-09-27): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899242	XXX	494872944				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: Qualifying asset balance discrepancy.		The XXX checking account statement ending in XXX reflects a balance of 14,228.15 as of 07/27/19, the originating underwriter had this balance as 26,708.89 from previous months statement.
Reviewer Comment (2019-09-27): Reviewed EMD which was paid on XXX, bank statements provided along with proof of wire being sent to title company.  This is the reason XXX account went from $26,708.89 to $14,228.15 because EMD was paid.  Enough assets provided for closing and meet asset requirements.

Buyer Comment (2019-09-25): Disagree:  Please see the online printout for XXX account ending in XXX and the wire transfer that was sent to the title company in the amount of $18300.00.  Required funds to close is XXX.  Borrower has sufficient funds to close therefore the AUS should not be required to be updated.  Please see Freddie Mac Guidelines.

															09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899243	XXX	494872315				Credit	Property - Appraisal	General Appraisal Requirements	Incorrect Appraisal Form type: Appraisal Form 1025/72 used for incorrect Subject property type.	- ___	The property according to the appraisal is 2 units attached located in a PUD community			Reviewer Comment (2019-09-30): Property is a 2 Unit, town home that is attached and located in a PUD Community. Per FNMA form 1025 is okay to use since it is a 2 unit. Being in a PUD Community should not be a factor. Buyer Comment (2019-09-25): Disagree: Property type is an attached 2 unit property which is required to be on the Freddie Mac form 72. The correct appraisal form was used. A two unit property can be located in a PUD.	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	B	A	A	A	C	A	N/A	N/A	No
207899243	XXX	494872315				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	B	A	A	A	C	A	N/A	N/A	No
207899245	XXX	494870377				Credit	Loan Package Documentation	Application / Processing	Missing Document: Purchase Agreement / Sales Contract not provided		Missing contract addendum changing purchase price to XXX			Reviewer Comment (2019-09-27): Addendum provided showing sales price change with both parties signatures. Buyer Comment (2019-09-26): The fully executed PA Addendum has been uploaded.	09/27/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	C	A	N/A	N/A	No
207899245	XXX	494870377				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Secondary valuation product required was not provided			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	C	A	N/A	N/A	No
207899245	XXX	494870377				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Unable to verify the Monthly PITIA Amount for the following REO properties due to Missing Documentation. Please provide the following: 1) Tax Verification for REO located at XXX // 2) Tax Verification for REO located at XXX//			Reviewer Comment (2019-09-27): Property Profile provided that contains property tax information. Buyer Comment (2019-09-26): The file contains the attached First American Property Profiles for XXX and XXX that indicate the tax amounts at the bottom of each page.	09/27/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	C	A	N/A	N/A	No
207899245	XXX	494870377				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		The provided Preliminary Title currently has vesting listed that does not match the provided Security Instrument. Please provide a copy of the Final Title Insurance Policy / Commitment and/or an addendum to the preliminary report verifying to final vesting matching the provided Security Instrument.			Reviewer Comment (2019-09-27): Final Title provided showing correct vesting that matches with the Grant Deed. Buyer Comment (2019-09-26): See attached Title Policy	09/27/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	C	A	N/A	N/A	No
207899245	XXX	494870377				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The Preliminary Title Commitment provided did not disclose the final amount of Title Policy Insurance Coverage Amount . Please provide a copy of the Final Title Insurance Policy / Commitment and/or an addendum to the preliminary report verifying the Title Policy Insurance Coverage Amount of at least the loan amount.			Reviewer Comment (2019-09-27): Final Title provided reflect adequate insurance policy coverage. Buyer Comment (2019-09-26): See uploaded title policy.	09/27/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	C	A	N/A	N/A	No
207899246	XXX	494870162				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): see attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899247	XXX	494869639				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing required income documentation for recently acquired property, per final 1003 application; including mortgage statement, insurance verification, tax verification and Form 1007 or 1025 with Market Rents.			Reviewer Comment (2019-09-30): All REO documentation provided for XXX and XXX. Buyer Comment (2019-09-25): Please see the REO documentation for XXX and XXX. The property is a 2 unit eith different addresses for each unit. Please see the attached REO documents. Documentation located in the file.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899247	XXX	494869639				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The title commitment in the file has the original loan amount of XXX and has not been updated to show the correct loan amount of XXX			Reviewer Comment (2019-09-30): Final Title Policy provided reflect correct policy amount of $181,000. Buyer Comment (2019-09-25): See attached updated Title Policy	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899248	XXX	494868312				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899248	XXX	494868312				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.
Reviewer Comment (2019-10-02): Updated guidelines dated XXX were provided showing transaction meets loan limits max $931,600 for a 4 family property.

Buyer Comment (2019-10-01): See attached XXX Memo issued XXX announcing maximum loan limits effective for loans acquired by Fannie Mae and Freddie Mac in 2019. Included in attachment is documentation from Freddie Mac and Fannie Mae that confirms the maximum loa amounts for mortgages with funding or settlement dates on or after XXX. The loan amount for the subject transaction meets Fannie Mae, Freddie Mac, and XXX guidelines.

Reviewer Comment (2019-09-30): Guidelines provided do show the subject loan amount was under the maximum allowed.  However, guidelines were not in effect until XXX and loan closed XXX.  Thus, need guidelines were in effect at the time of the loan application.

Buyer Comment (2019-09-26): The 2019 Fannie Mae/Freddie Mac Conventional Loan Limits reflect that the maximum loan amount for a four unit property is XXX. The loan amount of XXX for the subject transaction is below the maximum loan limit. A copy of the XXX Underwriting Guideline page that references the maximum conforming loan amounts is attached.

															10/02/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899249	XXX	494867774				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	The HOA verication for XXX was not in the file.			Reviewer Comment (2019-09-27): Bank statement provided supports a $295 monthly payment for HOA dues Buyer Comment (2019-09-24): See attached bank statement which shows the monthly payment of $295 to XXX on XXX	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899251	XXX	494866696				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Lender's approved DTI of 32% did not include XXX loan.			Reviewer Comment (2019-09-27): Updated AUS provided. Buyer Comment (2019-09-24): See attached revised LPA findings with approval at 45%.	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899254	XXX	494861015				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	3 day requirement was waived but unable to document that a copy of the appraisal was provided.			Reviewer Comment (2019-09-27): Evidence of appraisal delivery provided Buyer Comment (2019-09-26): See document tracking showing appraisal sent to borrower XXX	09/27/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	B	A	C	A	N/A	N/A	No
207899254	XXX	494861015				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Two appraisals will be needed for Securitization and were not provided.			Reviewer Comment (2019-09-27): CDA supporting value provided. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	B	A	C	A	N/A	N/A	No
207899255	XXX	494856197				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, moderate risk, 0% variance. Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207899256	XXX	494856133				Credit	Asset	Asset Documentation	Asset documentation requirements not met according to Decision System Input.	All documentation requirements for ___ were not met.	XXX acct ending XXX is missing page 3,4 dated 05/15/2019.
Reviewer Comment (2019-09-30): Noted and cleared

Buyer Comment (2019-09-30): Pages 3 & 4 are the privacy policy for XXX All transaction history is located on the first two pages.

Buyer Comment (2019-09-30): See attached the additional pages do not have transaction history they are the privacy disclosures etc.

Reviewer Comment (2019-09-30): Bank Statements provided on XXX are the same pages already have, page 1 and 2.  Per statement there are 4 total pages to this bank statement account ending XXX dated XXX.  Still missing pages 3 and 4, which were not provided.

Buyer Comment (2019-09-24): See attached all pages of the XXX XXX statement dated XXX.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899256	XXX	494856133				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.				Reviewer Comment (2019-09-30): Copy of Appraisal completed XXX and appraisal was provided to borrowers according to E-mail correspondence on XXX. Appraisal was updated and completed on XXX and was provided to borrowers on XXX per e-mail correspondence provided. Buyer Comment (2019-09-27): See attached evidence of delivery	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899257	XXX	494849506				Credit	Loan Package Documentation	Application / Processing	Missing Document: Purchase Agreement / Sales Contract not provided					Reviewer Comment (2019-09-30): Received Purchase Contract dated XXX and signed by all parties, also received all addendum's, the one addendum changing sales price to $XXX. Buyer Comment (2019-09-25): See attached purchase agreement and all addenda.	09/30/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
207899257	XXX	494849506				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided					Reviewer Comment (2019-09-30): Verified that subject properties PITIA is included in DTI. Provided Zillow.com showing rent zestimate property is listed for $1,775 per month. Buyer Comment (2019-09-24): The Underwriter included the full PITIA in the total expense ratio. 1007 not required. See attached Zillow Zestimate for reporting purposes.	09/30/2019			1	A		XXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
207899258	XXX	494945072				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.		Document the source of funds used to close the second home purchase that closed on XXX. Closing Disclosure from that transaction (D0070) is provided. Funds to close on 2nd home: XXX. Funds to close on subject purchase: XXX. Reserves required for subject transaction: XXX. Total funds to close/reserves for both transactions: XXX. Total assets verified: XXX.			Reviewer Comment (2019-09-26): Additional account provided to support funds needed. Buyer Comment (2019-09-23): Two months statements for two XXX accounts have been uploaded to document sufficient funds for both closings and reserves.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899259	XXX	494926520				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Discrepancy due to differences in calculation of rental income. Ratio < 45% but exceeds 3% threshold.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-17): See attached revised LPA findings with approval at 37% DTI.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899259	XXX	494926520				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Discrepancy due to differences in calculation of rental income. Ratio < 45% but exceeds 3% threshold.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-17): See attached revised LPA findings with approval at 37% DTI.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899259	XXX	494926520				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No evidence of appraisal delivery is provided.			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-17): Disagree - Acknowledgement of receipt of the Appraisal report signed by the borrowers at closing was in the file and has been provided.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207899263	XXX	494878055				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	No Tax Verification documents are provided for any of the REO properties. Mortgage Statements are not provided for any REO properties on which a lien exists.			Reviewer Comment (2019-09-30): REO documentation received. Buyer Comment (2019-09-25): See attached PITI documentation for all REO properties.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899264	XXX	494902748				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-30): CDA provided, low risk, 0% variance Buyer Comment (2019-09-27): See attached CDA	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899264	XXX	494902748				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence that borrower received copy of appraisal at least 3 business days prior to closing was not provided.			Reviewer Comment (2019-09-23): Received Buyer Comment (2019-09-22): See attached Correspondent Delivery Worksheet showing the date of delivery which was 3 days prior to closing	09/23/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899264	XXX	494902748				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___ ___ ___ ___	Statement and Tax Verification for XXX XXX, XXX and XXX were not provided.			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-19): See attached PITI documentation for XXX, XXX, XXX and XXX.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899266	XXX	494938950				Credit	Insurance	Insurance Analysis	Hazard Insurance Policy expires within 90 days of the Note Date.		Will need updated Haz insurance Binder to confirm coverage past 90 day of Note date.			Reviewer Comment (2019-09-20): Received renewal policy. Condition cleared.	09/20/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		C	A	B	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899266	XXX	494938950				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved 1 valuation, however two will be required for securitization			Reviewer Comment (2019-09-26): CDA provided, report date XXX 0% tolerance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		C	A	B	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899267	XXX	494929522				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Loan approved with 1 valuation, when two are required for securitization.			Reviewer Comment (2019-10-02): CDA provided, moderate risk, 0% tolerance Buyer Comment (2019-10-01): see attached CDA Reviewer Comment (2019-09-26): The CDA provided has incorrect address that is not the subject property. The address reflected is XXX, subject proeprty is XXX Buyer Comment (2019-09-24): See attached CDA	10/02/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	B	A	A	B	B	C	A	N/A	N/A	No
207899267	XXX	494929522				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower was provided with a copy of the appraisal on 4/2/2019, which is prior to the appraisal report date of 4/3/2019.
Buyer Comment (2019-10-01): Agree the Correspondent is required to met all delivery timeliness and regulatory requirements.

Reviewer Comment (2019-09-30): Please provided the appraisal the was completed prior to the addendum be completed.  I am assuming since there was an update to the appraisal, the appraisal was signed and completed prior to XXX.  The issue is since appraisal is signed XXX and borrower received appraisal on XXX, borrower technically received appraisal prior to appraisal completing the appraisal.

Buyer Comment (2019-09-27): See attached the borrower confirmed receipt of the appraisal. The signature date was related to the fact that there was an addendum requested after delivery to include the rental information.

Reviewer Comment (2019-09-19): Agree that appraisal signature date is XXX. However documentation in file appears to show the borrower was provided with a copy of the appraisal on XXX, prior to the date it was signed by the appraiser. This is the root cause of the exception.

Buyer Comment (2019-09-17): 9/16 - Appraisal effective date is XXX, signature date is XXX, see attached SSR report showing appraisal effective date is XXX and cover letter from appraiser dated XXX

																	10/01/2019	2	B		XXX	Investment	Refinance - Rate/Term		C	B	A	A	B	B	C	A	N/A	N/A	No
207899267	XXX	494929522				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Acknowledgement not signed at closing.
Buyer Comment (2019-10-01): Agree the Correspondent is required to met all delivery timeliness and regulatory requirements.

Reviewer Comment (2019-09-30): The loan file contained the Right to Receive appraisal signed by the borrower that reflected borrower did not wish to waiver his/her right.  The borrower wanted to receive appraisal at least 3 days prior to closing.  This waiver was signed on XXX.  Waiver that was just provided, was signed by borrower at closing waiver his/her right to receive appraisal at least 3 business days prior to closing.  This document is required to be signed prior to appraisal being ordered or completed.  Signing it at closing, does not change that borrower originally wanted to receive appraisal 3 business days prior to closing for review.  To clear conditions, need appraisal that was signed prior to addendum being completed.  Again, appraiser signed appraisal on XXX, but appraisal was sent to borrower the day before.  Borrower cannot receive appraisal prior to appraiser signature.

Buyer Comment (2019-09-26): Please see the Notice of right to receive copy of written appraisal/valuation showing that the borrower waived the right to receive the appraisal three day prior to consummation

Reviewer Comment (2019-09-19): Borrower did not waive the 3 day prior to close requirement for appraisal delivery. Documents in file show the appraisal was provided to the borrower on XXX, loan closed XXX. Three day requirement was not met.

																	10/01/2019	2	B		XXX	Investment	Refinance - Rate/Term		C	B	A	A	B	B	C	A	N/A	N/A	No
207899267	XXX	494929522				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Waived exceptions			Reviewer Comment (2019-10-02): Exception already waived with comp factors. This is a duplicate exception.			10/02/2019	2	B		XXX	Investment	Refinance - Rate/Term		C	B	A	A	B	B	C	A	N/A	N/A	No
207899269	XXX	494901961				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		The negative cash flow on the subject property was not calculated with the actual insurance premium, which is much higher than the value used. Additionally, the ratio does not seem to include the negative rental income on the owned investment property.
Reviewer Comment (2019-09-30): Agree that the updated DTI calculated with updated primary residence PITI is still within tolerance of 3% and not over 45% DTI.

Buyer Comment (2019-09-27): Agree that the primary residence monthly property taxes are $963.72, increasing the primary residence PITI to $4,006.85 and total debts to $5,221.70. Based on the revised amounts, the DTI ratio increases from 40.8% to 41.67% which is less than 3% and below 45% threshold, well within tolerance. Per the attached page from the Freddie Mac LPA Documentation Matrix, a change from the previous submission involving the following does not require resubmission: The total difference does not change the total DTI ratio by more than three percentage points, and The total DTI ration on the previous submission did not exceed 45%. No additional documentation should be required. While revised LPA findings are not required by agency, we have updated the LPA findings with the revised debts with loan retaining the Accept response (see attachment).

Reviewer Comment (2019-09-26): After capturing updated property taxes and verifying PITI for both XXX and XXX.  Rental loss for Investment XXX is now -$86.68 as a 24 month Schedule E average.  Subject property negative cash flow is at -$1068.17.   However, after capturing the property taxes for primary residence XXX.  The Monthly property taxes increased from $918.87 to $963.72, which increased total primary residence PITI to $4,006.85, with a total debt of $5,221.70.  Updated LPA reflects Primary PITI as $3,962.00, with total debt of $5,116.17.  Therefore, front end DTI at 33.29% and back end DTI at 43.38279%, which is still over the 41% max DTI as reflected on the revised LPA Findings

Buyer Comment (2019-09-23): See attached revised LPA findings with approval at DTI of 42%. The negative subject net cash flow is $-1068.17/month. Disagree that the negative rental income on the owned investment property was not included. A 24-month average from the Schedule E is $-86.68/month. The P&I is documented at $2499.21, taxes at $770.46 and insurance at $113.68.

															09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899269	XXX	494901961				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-26): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899269	XXX	494901961				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Verification of property taxes is not provided for the REO properties. [XXX(primary); XXX]			Reviewer Comment (2019-09-26): Property tax/property profile provided for both properties. Buyer Comment (2019-09-23): See attached PITI documentation for XXX and XXX	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207899270	XXX	494890806				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207899271	XXX	494885638				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Verification of PITIA on REO properties is not provided.			Reviewer Comment (2019-09-26): Documentation provided. Buyer Comment (2019-09-23): Disagree: Please see the attached REO documents. They were located in the file.	09/26/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207899272	XXX	494873459				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-				Reviewer Comment (2019-09-30): REO documentation provided, Mortgage statement does reflect insurance and property taxes are escrwed. Further, credit report supplement/report provided verify first and 2nd mortgage payments. Buyer Comment (2019-09-26): See attached credit report from the file that documents total PITIA payment of $2,568, with $1910 for primary lien and $658 for HELOC payment. A copy of the mortgage statement for the primary XXX lien was also in the file and supports the mortgage payment includes escrows for taxes and insurance.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207899276	XXX	494881960				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
AMC tests hazard coverage in accordance with Fannie Mae, which requires coverage equal to or the lesser of the following: 1) 100% of the insurable value of the improvements, as established by the property insurer; or 2) the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
File does not document the insurable value of the improvements as established by the property insurer, so method #1 may not be used. Variables for method #2 are as follows: Dwelling Coverage $695,208; UPB XXX; Appraiser opinion of replacement cost $738,880. Therefore, the second half of the requirement outlined in method #2 has not been met. (...as long as it at least equals the minimum amount-80% of the insurable value of the improvements)
														Reviewer Comment (2019-09-27): Binder provided indicates the coverage is based on the cost to replace new Buyer Comment (2019-09-24): This property insurance has the extra replacement cost coverage endorsement. The guideline is that we have to have 100% replacement cost coverage or we can use the loan amount if that is 80% of the cost to replace. See attached	09/27/2019			1	A		XXX	Investment	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	N/A	N/A	No
207909238	XXX	494931330				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-23): CDA provided. Buyer Comment (2019-09-20): See attached CDA	09/23/2019			1	A		XXX	Investment	Purchase		C	B	C	A	B	B	C	A	N/A	N/A	No
207909238	XXX	494931330				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Homeowner's insurance dwelling coverage of $199,900 is insufficient coverage by $55,280.00, per the Estimated Cost New amount of $255,180.00 reflected by the Appraiser.
Reviewer Comment (2019-09-26): Received

Buyer Comment (2019-09-25): See attached replacement cost estimator

Buyer Comment (2019-09-23): Can you please re-review. The guideline is replacement cost per the insurer.

Reviewer Comment (2019-09-19): The replacement cost coverage reflected on the policy is not sufficient.  XXX guidelines require: Coverage amount must equal the lesser of the following:
• 100% of the insurable value of the improvements, as established by the property insurer; or
• The unpaid principal balance of the mortgage, as long as it equals the minimum amount (80% of the insurable value of the improvements) required to compensate for damage or loss on a replacement cost basis. If above requirements are not met, then coverage that does provide the minimum required amount must be obtained.

Buyer Comment (2019-09-17): Per attached policy, there is replacement cost coverage on the policy.

															09/26/2019			1	A		XXX	Investment	Purchase		C	B	C	A	B	B	C	A	N/A	N/A	No
207909238	XXX	494931330				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of receipt or acknowledgment of document not found.			Buyer Comment (2019-09-23): Agree with finding however, the Correspondent was responsible for ensuring timely delivery and compliance with requirements.			09/23/2019	2	B		XXX	Investment	Purchase		C	B	C	A	B	B	C	A	N/A	N/A	No
207909239	XXX	494924738				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-23): exception cleared due to receipt of cited documentation. Within variance. Buyer Comment (2019-09-20): See attached CDA	09/23/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207909241	XXX	494914008				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): See attached Zestimate of $2000/month.

Reviewer Comment (2019-09-19): Per XXX guidelines: While rent information may not be required by AUS when the borrower qualifies without any rental income from the property, the monthly rent information is required when delivering the loan to Fannie Mae and Freddie Mac. The following documents are required:
• Lease agreement; or
• Form 1007/1000; or
• Letter from seller, realtor, or borrower indicating the estimated market rent; or
• For refinance transactions, the amount from the REO section of the 1003 can be used; or
• The income listed on the schedule E from the borrower's 1040's; or
• Zestimate from Zillow.com. The Zestimate must be retained in the mortgage file.

Buyer Comment (2019-09-17): The Underwriter counted the full PITI of $1709.22 against the borrower. There is no rental income, therefore the 1007 Rent Comparison Schedule is not required.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207909241	XXX	494914008				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	No documentation is provided related to the PITI payment and funds to close + reserves on the simultaneous purchase of a 2nd investment property. [XXX]			Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-17): See attached First Payment Letter, Note and Closing Disclosure for 1201 Main Street.	09/19/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207909241	XXX	494914008				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The only update made to the appraisal was a comment related to the appraiser's review of the signed contract. This occurred post-closing, thus, the appraiser updated the signature date after review.
Reviewer Comment (2019-09-25): Received

Buyer Comment (2019-09-24): See attached appraisal dated XXX

Buyer Comment (2019-09-22): See attached signed by the appraiser on the 24th. It does not appear that there are any changes to the other appraisal with the erroneous signature date based upon date of receipt etc.

Reviewer Comment (2019-09-19): Agree that appraisal signature date is XXX. However documentation in file appears to show the borrower was provided with a copy of the appraisal on XXX, prior to the date it was signed by the appraiser. This is the root cause of the exception.

Buyer Comment (2019-09-17): Disagree, effective date of the appraisal is XXX, although appraiser did not sign until XXX.  Borrowers received appraisal XXX which is after the effective date of the appraisal.

															09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207909241	XXX	494914008				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2019-09-25): Received updated appraisal signature date Buyer Comment (2019-09-24): See attached appraisal dated XXX Reviewer Comment (2019-09-19): Evidence in file that the borrower was provided with a copy of the appraisal at closing, however we do not have a document from origination where the borrower waived the 3 day timing requirement. Buyer Comment (2019-09-17): Disagree, effective date of the appraisal is XXX, although appraiser did not sign until XXX. Borrowers received appraisal XXX which is after the effective date of the appraisal.	09/25/2019			1	A		XXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
207909242	XXX	494913563				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): Disagree:  Please see the attached letter from the borrower which states that the monthly rent will be $1400.00.  Please see Fannie Mae guidelines that state a written letter from the borrower is acceptable.  The document was located in the file.

Reviewer Comment (2019-09-19): According to XXX guidelines: While rent information may not be required by AUS when the borrower qualifies without any rental income from the property, the monthly rent information is required when delivering the loan to Fannie Mae and Freddie Mac. The following documents are required:
• Lease agreement; or
• Form 1007/1000; or
• Letter from seller, realtor, or borrower indicating the estimated market rent; or
• For refinance transactions, the amount from the REO section of the 1003 can be used; or
• The income listed on the schedule E from the borrower's 1040's; or
• Zestimate from Zillow.com. The Zestimate must be retained in the mortgage file.

Buyer Comment (2019-09-18): Disagree:  Borrower qualified with the entire payment therefore 1007 Rent Comparable Schedule is not needed.  Please see the attached AUS #16.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909243	XXX	494913381				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	There is no evidence in the file of when the appraisal was received by the borrower			Reviewer Comment (2019-09-19): Received Buyer Comment (2019-09-16): See attached certification of receipt of appraisal signed by the borrowers.	09/19/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
207909243	XXX	494913381				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender used higher distribution income for both borrowers.			Reviewer Comment (2019-09-19): Received and cleared Buyer Comment (2019-09-18): Revised AUS findings with an Approve/Eligible recommendation at 49.63% are attached. Buyer Comment (2019-09-18): Disagree. The loan file contains the attached documentation for the REO properties.	09/19/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
207909244	XXX	494910465				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___				Reviewer Comment (2019-09-19): Received and cleared. Buyer Comment (2019-09-18): Please see the attached documentation (mortgage statement, hoa dues, insurance and taxes) that was located in the file.	09/19/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207909246	XXX	494906231				Compliance	Compliance	Federal Compliance	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. Initial and Final 1003 are marked owner occupied in the Declarations section.			Reviewer Comment (2019-09-26): Documentation received confirming borrower was taking cash out of subject to purchase new primary, retaining the subject as an investment. Buyer Comment (2019-09-26): See attached UW letter, occupancy cert, AUS, Fraud report, Address Cert showing this is an investment property. Borrower did reside at subject property, however, now live at new property XXX	09/26/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207909247	XXX	494900652				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided
Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception.

Buyer Comment (2019-09-20): See attached letterhead from XXX stating market rent of $2400-$2500/month.

Reviewer Comment (2019-09-19): While rent information may not be required by AUS when the borrower qualifies without any rental income from the property, the monthly rent information is required when delivering the loan to Fannie Mae and Freddie Mac. The following documents are required:
• Lease agreement; or
• Form 1007/1000; or
• Letter from seller, realtor, or borrower indicating the estimated market rent; or
• For refinance transactions, the amount from the REO section of the 1003 can be used; or
• The income listed on the schedule E from the borrower's 1040's; or
• Zestimate from Zillow.com. The Zestimate must be retained in the mortgage file.

Buyer Comment (2019-09-19): The borrower's monthly debt payment-to-income ratio includes the full monthly payment amount for the subject investment property. Therefore the 1007 was not required.

															09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909248	XXX	494899038				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-30): CDA provided, low risk, 0% variance Buyer Comment (2019-09-25): See attached CDA	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207909248	XXX	494899038				Credit	Missing Document	General	Missing Document: 1007 Rent Comparison Schedule not provided					Reviewer Comment (2019-09-23): Reviewed docs in file and remarks provided and able to clear exception. Buyer Comment (2019-09-19): The borrower's monthly debt payment-to-income ratio includes the full monthly payment amount for the subject investment property. Therefore the 1007 was not required.	09/23/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207909249	XXX	494890465				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2019-09-27): CDA provided, moderate risk, 0% Variance. Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	A	A	A	A	C	A	N/A	N/A	No
207909253	XXX	494882690				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-26): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/26/2019			1	A		XXX	Investment	Refinance - Rate/Term		C	A	A	A	A	A	C	A	N/A	N/A	No
207909254	XXX	494879897				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Income reflected on the DU is $106,278.54 however calculated income based on the income docs provided in the loan file is $103,916.77.
Reviewer Comment (2019-10-01): Received and cleared

Buyer Comment (2019-10-01): See attached DU findings with approval at a DTI of 12.69%.

Reviewer Comment (2019-09-30): Agreed with the income calculation, included Amortization and total income being used for qualification purposes is $110,100.98 per month.  However, DTI continues to be over maximum DTI reflected on most recent AUS Approval dated XXX.  After review of the AUS Approval is appears the borrower second home PITIA is not included in DTI.  According to the 1008's in loan file it is evidence the borrowers second home is included in DTI.  Current DTI at 12.69%, this also is excluding the two installment loans that have 10 payments or less.  Please include second home PITIA of $5,857 per month to DTI and provided updated AUS Approval.

Buyer Comment (2019-09-25): Disagree. The Underwriter's calculation was conservative. The Depreciation and Amortization was not added back for qualifying. When the Depreciation of $14,778 and Amortization of $118,737 are added back the income to qualify is $109,889.92/month.

															10/01/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909255	XXX	494873540				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
AMC tests hazard coverage in accordance with Fannie Mae, which requires coverage equal to or the lesser of the following: 1) 100% of the insurable value of the improvements, as established by the property insurer; or 2) the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
File does not document the insurable value of the improvements as established by the property insurer, so method #1 may not be used. Variables for method #2 are as follows: Dwelling Coverage $277,000; UPB XXX; Appraiser opinion of replacement cost $533,100. Therefore, the second half of the requirement outlined in method #2 has not been met. (...as long as it at least equals the minimum amount-80% of the insurable value of the improvements)
														Reviewer Comment (2019-09-27): Replacement cost estimator provided. Buyer Comment (2019-09-24): Please find attached a copy of the Replacement Cost Estimator Buyer Comment (2019-09-24): Disagree - Testing does not default to appraisal. Per investor guides replacement cost coverage is "per the insurer".	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909255	XXX	494873540				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	K-1 Distribution was used for qualifying, but missing all required income documents.			Reviewer Comment (2019-09-27): All required documentations has been provided. Buyer Comment (2019-09-25): The loan was underwritten to LP findings. See attached 2018 1040's, 2018 1120S, 2018 IRS Tax Transcripts, 2018 W2 and paystubs. P&L and Balance Sheet are not required.	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909255	XXX	494873540				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Mortgage statement was required to verify mortgage payment.			Reviewer Comment (2019-09-27): Documentation provided Buyer Comment (2019-09-25): See attached Settlement Statement, Note, Taxes and Insurance for XXX. XXX paid off XXX	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909256	XXX	494873486				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Subject Rental Income is lower.
Reviewer Comment (2019-10-01): Total housing payment of $3,459.22 was included in DTI ratios.  Also, included borrowers Schedule C business income from 2016 and 2017 1040's.  Information provided showing that Schedule C does have the same business code as S-Corp Business XXX.  The business code per IRS.gov, Schedule C and S-Corp is a management, scientific, and technical consulting service.  The borrowers Schedule C income has been consistent income for 2016 and 2017 for a total of $4,266.33 per month, which has been included.  Further, Schedule C income included drops DTI back down to 44.84%, which is lower then the updated AUS Approval at 48.18%.  Additional documents provided was an updated 1003 including Schedule C business and Third Party Verification for S-Corp Business which is related to Schedule C business, therefore used as verification of employment dates.  Thus, no further information required now that Primary Residence full monthly obligation is included and using borrowers Schedule C income for qualification purposes, DTI within max DTI threshold.

Buyer Comment (2019-09-30): Agree. Property taxes for the primary residence are $2545.64/month. Hazard is $426.08/month. HOA dues are $487.50/month (See attached FraudGuard report). Total primary housing payment $3459.22/month. Borrower has Schedule C income of $4266.33/month that could be used to qualify. The net profit from the Schedule C has been consistent over the last 3 years. The borrower is in XXX. The pass-through income on the Schedule C is related to the business XXX This is supported by the Business Activity Code 541600 evident on both the 1120S and the Schedule C. This is supported by the attached IRS printout showing this code is for management, scientific, & technical consulting services. The Illinois Secretary of State website printout shows the business XXX is active. Therefore the loan file contains verification of business existence. With the correct primary housing payment of $3459.22/month and the additional income of $4266.33/month the ratios are 31.48/47.64%. Revised 1003 is also attached.

Reviewer Comment (2019-09-27): Updated AUS approval provided reflect total debt ratios of 21.73%/48.18% maximum and reflect primary housing of $1,463.00. Agree with the subject property positive cash flow of $62.38 per month.  However, after review of the property taxes and hazard insurance.  Calculated total monthly primary housing payment of $2,971.72.  The property is free and clear,  Hazard Insurance Premium is $5,113/12 = $426.08 per month and Property taxes paid in 2018 was 1st installment payment of $15,273.84 and 2nd installment of $15,273.85, for a total monthly property tax payment of $2,545.64.  Property tax statement provided reflects projected 2019 first installment as $15,383.26.  It is not clear where the $1,463 per month primary residence payment is coming from after review of property taxes and hazard insurance documents.  After including the $2,971.72 primary monthly payment DTI is still over max at 64.444%.  Please provide more information explaining property housing payment of $1,463.00 per month, as a free and clear property but still obligated to pay property taxes and hazard insurance and we will researching again.

Buyer Comment (2019-09-25): See attached revised DU findings with approval at 48.18% DTI. Subject net cash flow is calculated as follows: Lease $2200/month x 75% = $1650 less PITIA of $1587.62 = $62.38/month income.

															10/01/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207909256	XXX	494873486				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-09-27): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-24): See attached CDA	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207909256	XXX	494873486				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Tax and Insurance verification was not provided for primary home.			Reviewer Comment (2019-09-27): Taxes and Insurance were provided for this property. Buyer Comment (2019-09-25): See attached taxes and insurance for each property.	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207909256	XXX	494873486				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Tax and Insurance verification was not provided for investment property located at XXX.			Reviewer Comment (2019-09-27): Taxes and insurance were provided for this property. Buyer Comment (2019-09-25): See attached taxes and insurance for each property.	09/27/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	C	A	N/A	N/A	No
207909257	XXX	494873319				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		DTI exceeded due to XXX PITI pmt calculation.			Reviewer Comment (2019-09-30): Updated AUS Approval provided with a lower rental income calculation of XXX. Max DTI now 48%, current DTI is no longer over max. Buyer Comment (2019-09-25): See attached revised LPA findings with approval at 48% DTI.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207909258	XXX	494871998				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		DTI exceeds AUS due to lender using high income to qualify borrowers.			Reviewer Comment (2019-09-30): Agree: Added Amortization back into income calculation for XXX, XXX, which did increase both borrowers income to 671.79 per month. Updated AUS provided reflect DTI at 47% max. DTI is now slightly below max. Buyer Comment (2019-09-25): Agree that income was overstated on XXX for each borrower. The UW did not add back Amortization for XXX. When added back the income increases to $671.79/month for each borrower. The subject net cash flow is also $-1698.85/month rather than $-1762.52/month. Correct DTI is 47%. See attached revised LPA findings.	09/30/2019			1	A		XXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
207941968	XXX	494952011				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.					Reviewer Comment (2019-09-27): BPO provided dated XX, which is after the Declared end date of XXX. Inspection reflects property has no damages and needs no repairs. Buyer Comment (2019-09-27): See attached Post Disaster Inspection	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207941968	XXX	494952011				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The loan was approved with 1 valuation, however two will be required for securitization.			Reviewer Comment (2019-09-27): CDA provided, Low Risk, 0% Variance Buyer Comment (2019-09-25): See attached CDA	09/27/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207941968	XXX	494952011				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		AUS requires payment history for the mortgages not listed on the credit report. File is missing documentation to support.			Reviewer Comment (2019-09-30): Payment history provided for all the 7 properties consolidated Loan. Along with a processor cert showing that this was verified by lender with CPA letter. Buyer Comment (2019-09-26): Disagree: The borrower consolidated all the collected rents for 7 properties. Please see the processors cert and mortgage history. Documentation were located on file. Buyer Comment (2019-09-26): CDA attached.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)	No
207941969	XXX	494910090				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Preliminary Title reflects Title Policy Amount of XXX which is less than the Note amount of XXX Final Title Policy with Title Policy Coverage of XXX was not provided.			Reviewer Comment (2019-09-30): Final Title Policy provided which reflects the correct insured amount of $484,350. Buyer Comment (2019-09-26): See attached Title Policy	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207941969	XXX	494910090				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.					Reviewer Comment (2019-09-30): Final title policy provided	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207941969	XXX	494910090				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	Appraisal reflects the lender as XXXand Note reflects XXX			Reviewer Comment (2019-09-30): NMLS provided which does show XXXi. The appraisal reflects XXX, therefore it is not incorrect. Buyer Comment (2019-09-26): Disagree: XXX goes bu other Trade names which includes XXX. Please see the attached NMLS documents.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
207941969	XXX	494910090				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	HOA Verification, Insurance Verification, Tax Verification for XXX and XXX was not provided.			Reviewer Comment (2019-09-30): All REO documents were provided and verified PITIA for both properties. Buyer Comment (2019-09-26): Please disregard previous comment: Attached are the REO documents. Buyer Comment (2019-09-26): Disagree: XXX goes bu other Trade names which includes XXX. Please see the attached NMLS documents.	09/30/2019			1	A		XXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	B	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No